UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Semiannual Report February 28, 2005

EATON VANCE ASIAN SMALL COMPANIES FUND

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•                  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•                  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•                  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•                  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Asian Small Companies Fund as of February 28, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Kooi Cho Yu
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 21.61% for the six months ended February 28, 2005.(1)  This return resulted from a decrease in net asset value per share (NAV) to $31.74 on February 28, 2005 from $31.80 on August 31, 2004, and the reinvestment of $6.299 in a capital gain distribution.

•                  The Fund’s Class B shares had a total return of 21.29% for the six months ended February 28, 2005.(1)  This return resulted from a decrease in NAV to $17.26 on February 28, 2005 from $19.94 on August 31, 2004, and the reinvestment of $6.299 in a capital gain distribution.

•                  For comparison, the Morgan Stanley Capital International All Country Asia Pacific Index had a total return of 17.02% for the six-months ended February 28, 2005.(2)

Management Discussion

•                  Asian markets remained buoyant during the six months ended February 28, 2005. After a difficult second quarter in 2004 – during which the U.S. dollar appreciated briefly and China’s economy appeared to be slowing – Asia’s markets rebounded in the second half of 2004 and early 2005, amid a stronger-than-forecast global economy, a weaker U.S. dollar and continuing strong economic growth in China. Investors gained confidence that corporate earnings would prove more resilient than initially expected.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

•                  During the six months ended February 28, 2005, the Portfolio continued to focus on small Asia-based companies that, in the view of management, enjoy continuing product demand and the ability to post strong earnings growth. The Portfolio’s largest country weightings at February 28, 2005 were in Hong Kong, India, Singapore and South Korea.(3)  The Portfolio’s largest sector weightings were retail/consumer products, engineering and construction and telecom services.(3)

•                  One key strategic adjustment management made during the six-month period was to increase the Portfolio’s holdings in companies that have tapped into rising consumer demand in Asia. With the expanding middle class in Asia, management believes that the domestic consumption story is a long-term, structural trend. One area that helped drive the Fund’s performance during the period was the retail sector. Retailing companies have been direct beneficiaries of increased domestic consumption within the region, a trend that has been especially evident in mainland China.

•                  Another area that fared particularly well was India-based manufacturers of engineering and industrial equipment. These companies have benefited from increasing capital expenditures by businesses and rising investment in the power generation sector.

•                  Country weightings that underperformed during the period included Singapore and Thailand, which were a drag on the Portfolio. Singapore’s smaller companies were hard-hit across the board. The leading supplier of jet fuel to China faced suspension and potential liquidation due to $550 million in losses from derivatives trading. The fallout raised investor concerns about the small-cap sector. In Thailand, worsening political violence in the southern portion of the country and the continuing impact from the December 26 tsunami disaster have damaged consumer and business sentiment.

•                  Sectors which lagged included the more defensive areas, such as telecoms and utilities. With Asia’s regional markets posting strong rallies during the six-month period, gains from these stocks were generally not as strong as their respective market benchmarks.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3) Country weightings and industry weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Asian Small Companies Fund as of February 28, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	6.59%	6.08%
Five Years	7.09	6.70
Life of Fund (†)	26.82	16.66
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.47%	2.29%
Five Years	5.82	6.42
Life of Fund (†)	25.57	16.56

†                  Inception dates: Class A: 3/1/99; Class B: 10/8/99

(1)       Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Country Weightings(2)

(2)          As a percentage of common and preferred stock holdings as of February 28, 2005. Country Weightings are subject to change due to active management.

3

Eaton Vance Asian Small Companies Fund as of February 28, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 – February 28, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Asian Small Companies Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04 – 2/28/05)
Actual
Class A	$1,000.00	$1,216.12	$13.74
Class B	$1,000.00	$1,212.86	$16.46

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,012.40	$12.47
Class B	$1,000.00	$1,009.90	$14.95

*                 Expenses are equal to the Fund’s annualized expense ratio of 2.50% for Class A shares and 3.00% for Class B shares multi- plied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Asian Small Companies Fund as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investment in Asian Small Companies Portfolio, at value (identified cost, $33,320,161)	$38,903,496
Receivable for Fund shares sold	1,130,042
Receivable from the Distributor	27,013
Prepaid expenses	6,334
Total assets	$40,066,885
Liabilities
Payable for Fund shares redeemed	$89,567
Payable to affiliate for distribution and service fees	3,534
Accrued expenses	27,922
Total liabilities	$121,023
Net Assets	$39,945,862
Sources of Net Assets
Paid-in capital	$37,238,474
Accumulated distributions in excess of net realized gain from Portfolio (computed on the basis of identified cost)	(2,711,312)
Accumulated net investment loss	(164,635)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	5,583,335
Total	$39,945,862
Class A Shares
Net Assets	$31,108,585
Shares Outstanding	980,205
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$31.74
Maximum Offering Price Per Share (100 ÷ 94.25 of $31.74)	$33.68
Class B Shares
Net Assets	$8,837,277
Shares Outstanding	511,931
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.26
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $34,745)	$393,817
Interest allocated from Portfolio	2,037
Expenses allocated from Portfolio	(251,997)
Net investment income from Portfolio	$143,857
Expenses
Management fee	$45,509
Trustees' fees and expenses	100
Distribution and service fees Class A	70,398
Class B	41,240
Transfer and dividend disbursing agent fees	35,445
Registration fees	27,784
Custodian fee	12,242
Legal and accounting services	7,969
Printing and postage	6,874
Miscellaneous	2,852
Total expenses	$250,413
Deduct - Preliminary allocation of expenses to the Distributor	$27,013
Total expense reductions	$27,013
Net expenses	$223,400
Net investment loss	$(79,543)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$(2,816,919)
Foreign currency transactions	(29,024)
Net realized loss	$(2,845,943)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$9,975,341
Foreign currency	6,614
Net change in unrealized appreciation (depreciation)	$9,981,955
Net realized and unrealized gain	$7,136,012
Net increase in net assets from operations	$7,056,469

See notes to financial statements

5

Eaton Vance Asian Small Companies Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment loss	$(79,543)	$(95,730)
Net realized gain (loss) from investment transactions and foreign currency	(2,845,943)	8,170,398
Net change in unrealized appreciation (depreciation) from investments and foreign currency	9,981,955	(6,292,045)
Net increase in net assets from operations	$7,056,469	$1,782,623
Distributions to shareholders - From net investment income Class A	$-	$(126,317)
Class B	-	(16,913)
From net realized gain Class A	(4,492,230)	(577,030)
Class B	(2,488,732)	(167,885)
Total distributions to shareholders	$(6,980,962)	$(888,145)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$10,232,289	$32,868,498
Class B	1,939,096	9,087,111
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,392,855	542,336
Class B	1,698,802	115,637
Cost of shares redeemed Class A	(12,485,976)	(20,697,117)
Class B	(1,849,376)	(3,348,927)
Net asset value of shares exchanged Class A	14,037	-
Class B	(14,037)	-
Redemption Fees	3,288	10,693
Net increase in net assets from Fund share transactions	$2,930,978	$18,578,231
Net increase in net assets	$3,006,485	$19,472,709

Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
At beginning of period	$36,939,377	$17,466,668
At end of period	$39,945,862	$36,939,377
Accumulated net investment loss included in net assets
At end of period	$(164,635)	$(85,092)

See notes to financial statements

6

Eaton Vance Asian Small Companies Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000
Net asset value - Beginning of period	$31.800		$28.610	$21.850	$18.190	$24.130	$15.840
Income (loss) from operations
Net investment income (loss)	$(0.050)		$(0.064)	$0.437	$(0.253)	$(0.268)	$(0.322)
Net realized and unrealized gain (loss)	6.287		4.030	6.306	3.913	(4.632)	8.660
Total income (loss) from operations	$6.237		$3.966	$6.743	$3.660	$(4.900)	$8.338
Less distributions
From net investment income	$-		$(0.142)	$-	$-	$-	$(0.048)
From net realized gain	(6.299)		(0.645)	-	-	(1.040)	-
Total distributions	$(6.299)		$(0.787)	$-	$-	$(1.040)	$(0.048)
Redemption fees	$0.002		$0.011	$0.017	$-	$-	$-
Net asset value - End of period	$31.740		$31.800	$28.610	$21.850	$18.190	$24.130
Total Return(2)	21.61%		13.69%	30.94%	20.12%	(20.89)%	52.65%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$31,109		$29,002	$15,121	$2,349	$340	$1,723
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.50	%(4)	2.50%	2.47%	2.52%	2.78%	2.70%
Net expenses after custodian fee reduction(3)	2.50	%(4)	2.50%	2.47%	2.49%	2.50%	2.49%
Net investment income (loss)	(0.31	)%(4)	(0.19)%	1.93%	(1.13)%	(1.38)%	(1.66)%
Portfolio Turnover of the Portfolio	77%		120%	112%	83%	109%	112%

†(5)  The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(3)	2.65	%(4)	3.54%	7.41%	7.84%	6.67%
Expenses after custodian fee reduction(3)	2.65	%(4)	3.54%	7.38%	7.56%	6.46%
Net investment income (loss)	(0.46	)%(4)	0.86%	(6.02)%	(6.44)%	(5.63)%
Net investment income (loss) per share	$(0.074)		$0.195	$(1.348)	$(1.251)	$(1.092)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the corresponding Portfolio's allocated expenses.

(4)  Annualized.

(5)  A contractual reimbursement was discontinued effective September 1, 2003.

See notes to financial statements

7

Eaton Vance Asian Small Companies Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(2)
Net asset value - Beginning of period	$19.940		$18.200	$13.980	$11.700	$16.070	$11.700
Income (loss) from operations
Net investment income (loss)	$(0.082)		$(0.118)	$0.129	$(0.204)	$(0.234)	$(0.345)
Net realized and unrealized gain (loss)	3.697		2.566	4.091	2.484	(3.096)	4.715
Total income (loss) from operations	$3.615		$2.448	$4.220	$2.280	$(3.330)	$4.370
Less distributions
From net investment income	$-		$(0.065)	$-	$-	$-	$-
From net realized gain	(6.299)		(0.645)	-	-	(1.040)	-
Total distributions	$(6.299)		$(0.710)	$-	$-	$(1.040)	$-
Redemption fees	$0.004		$0.002	$-	$-	$-	$-
Net asset value - End of period	$17.260		$19.940	$18.200	$13.980	$11.700	$16.070
Total Return(3)	21.29%		13.15%	30.19%	19.49%	(21.64)%	37.35%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$8,837		$7,938	$2,346	$853	$14	$47
Ratios (As a percentage of average daily net assets):
Net expenses(4)	3.00	%(5)	3.00%	2.97%	3.03%	3.28%	2.77	%(5)
Net expenses after custodian fee reduction(4)	3.00	%(5)	3.00%	2.97%	3.00%	3.00%	2.56	%(5)
Net investment income (loss)	(0.86	)%(5)	(0.56)%	0.91%	(1.40)%	(1.88)%	(1.59	)%(5)
Portfolio Turnover of the Portfolio	77%		120%	112%	83%	109%	112%

†(6)  The operating expenses of the Fund reflect a reduction of the management fee and/or distribution fee and/or an allocation of expenses to the Distributor. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	3.15	%(5)	4.06%	6.64%	10.80%	4.81	%(5)
Expenses after custodian fee reduction(4)	3.15	%(5)	4.06%	6.61%	10.52%	4.60	%(5)
Net investment loss	(1.01	)%(5)	(0.18)%	(5.01)%	(9.40)%	(3.63	)%(5)
Net investment loss per share	$(0.096)		$(0.026)	$(0.730)	$(1.170)	$(0.788)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class B shares, October 8, 1999 to August 31, 2000.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the corresponding Portfolio's allocated expenses.

(5)  Annualized.

(6)  A contractual reimbursement was discontinued effective September 1, 2003.

See notes to financial statements

8

Eaton Vance Asian Small Companies Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (29.8% at February 28, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Redemption Fees - Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $3,288 for the six months ended February 28, 2005.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9

Eaton Vance Asian Small Companies Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Other - Investment transactions are accounted for on a trade-date basis.

J  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	323,896	977,518
Issued to shareholders electing to receive payments of distributions in Fund shares	117,644	15,742
Redemptions	(373,715)	(609,746)
Exchange from Class B shares	409	-
Net increase	68,234	383,514

Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	108,395	423,472
Issued to shareholders electing to receive payments of distributions in Fund shares	108,204	5,336
Redemptions	(102,137)	(159,571)
Exchange to Class A shares	(664)	-
Net increase	113,798	269,237

4  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. For the six months ended February 28, 2005, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $45,509. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. During the six months ended February 28, 2005, EVM earned $3,203 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $22,000 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5  Distribution Plan

The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares. The Class A Plan requires the Fund to pay EVD an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to

10

Eaton Vance Asian Small Companies Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund accrued approximately $61,460 and $30,930 for Class A and Class B shares, respectively, payable to EVD for the six months ended February 28, 2005, representing approximately 0.44%, and 0.75% (annualized) of the average daily net assets for Class A and Class B shares, respectively. Pursuant to a voluntary fee waiver, EVD was allocated $27,013 of the Fund's expenses for the six months ended February 28, 2005. At February 28, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $336,000 for Class B shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. The Class B Plan authorizes the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2005, amounted to $8,938 and $10,310, for Class A and Class B shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $10,000 and $46,000 of CDSC paid by Class A and Class B shareholders, respectively, for the six months ended February 28, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $11,238,263 and $16,471,420 respectively, for the six months ended February 28, 2005.

11

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.7%
Security	Shares	Value
China - 8.8%
Agricultural Biotechnology - 1.0%
Global Bio-Chem Technology Group Co., Ltd.	1,766,000	$1,230,638
		$1,230,638
Cosmetics & Toiletries - 2.9%
Beauty China Holdings Ltd.	7,243,000	$3,835,720
		$3,835,720
Food and Beverages - 1.7%
Yantai North Andre Juice Co.	18,225,000	$2,173,218
		$2,173,218
Retail-Electronics - 1.8%
GOME Electrical Appliances Holdings Ltd.(1)	2,507,000	$2,330,478
		$2,330,478
Textiles - 1.4%
Weiqiao Textile Co., Ltd.	1,124,000	$1,834,788
		$1,834,788
Total China (identified cost $10,187,171)		$11,404,842
Hong Kong - 16.9%
Security	Shares	Value
Distribution / Wholesale - 1.7%
Esprit Holdings, Ltd.	319,000	$2,265,952
		$2,265,952
Engineering - 1.1%
Hong Kong Aircraft Engineering Co., Ltd.	232,000	$1,407,527
		$1,407,527
Household Furnishing & Appliances - 2.5%
Chitaly Holdings Ltd.	3,612,000	$3,231,721
		$3,231,721

Security	Shares	Value
Metals-Industrial - 0.7%
Lung Kee (Bermuda) Holdings Ltd.	1,360,000	$968,134
		$968,134
Printing - 1.7%
Vision Grande Group Holdings Ltd.	5,064,000	$2,142,695
		$2,142,695
Real Estate Operating / Development - 1.9%
Far East Consortium	5,521,000	$2,490,840
		$2,490,840
Retail-Apparel - 3.5%
Bossini International Holdings Ltd.	6,244,000	$1,572,752
Ports Design Ltd.	4,768,000	2,957,515
		$4,530,267
Retail-Restaurants - 2.0%
Fairwood Holdings Ltd.	5,802,000	$2,608,848
		$2,608,848
Toys - 1.8%
Playmates Holdings Ltd.	10,362,000	$2,401,930
		$2,401,930
Total Hong Kong (identified cost $17,788,235)		$22,047,914
India - 15.3%
Security	Shares	Value
Auto and Parts - 1.5%
Bharat Forge Ltd.	64,170	$1,953,800
		$1,953,800
Banking and Finance - 1.6%
Kotak Mahindra Bank Ltd.	271,430	$2,041,447
		$2,041,447

See notes to financial statements

12

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals - 1.7%
United Phosphorus Ltd.	148,990	$2,278,830
		$2,278,830
Diversified Financial Services - 2.1%
Indiabulls Financial Services Ltd.(1)	989,000	$2,706,140
		$2,706,140
Diversified Minerals - 1.6%
Gujarat Mineral Development Corp., Ltd.	259,000	$2,123,186
		$2,123,186
Diversified Operations - 1.6%
Sintex Industries Ltd.	240,086	$2,063,308
		$2,063,308
Drugs - 1.1%
Ind-Swift Laboratories Ltd.	275,000	$1,432,397
		$1,432,397
Electric Products-Miscellaneous - 1.2%
Siemens India Ltd.	40,500	$1,528,689
		$1,528,689
Engineering and Construction - 1.4%
ABB Ltd.	61,000	$1,798,661
		$1,798,661
Printing - 1.5%
Micro Inks Ltd.	165,317	$2,035,750
		$2,035,750
Total India (identified cost $15,737,921)		$19,962,208
Indonesia - 4.2%
Security	Shares	Value
Banking and Finance - 1.6%
PT Bank Nisp Tbk	22,135,140	$2,031,017
		$2,031,017

Security	Shares	Value
Packaging - 0.9%
PT Dynaplast Tbk	6,565,000	$1,170,324
		$1,170,324
Telecommunication Services - 1.7%
PT Telekomunikasi Tbk	4,776,000	$2,284,168
		$2,284,168
Total Indonesia (identified cost $4,370,684)		$5,485,509
Malaysia - 4.1%
Security	Shares	Value
Electric-Generation - 2.0%
Malakoff Berhad	1,392,200	$2,690,696
		$2,690,696
Telecommunication Services - 2.1%
Digi.Com Berhad(1)	1,751,000	$2,711,513
		$2,711,513
Total Malaysia (identified cost $4,536,468)		$5,402,209
Republic of Korea - 14.5%
Security	Shares	Value
Electronic Components-Miscellaneous - 1.9%
LG Electronics, Inc.	32,110	$2,500,032
		$2,500,032
Engineering and Construction - 4.3%
Hyundai Engineering & Construction Co.(1)	151,890	$2,757,312
Kumho Industrial Co., Ltd.(1)	185,300	2,839,558
		$5,596,870
Machinery - 1.3%
Daewoo Heavy Industries & Machinery Ltd.(1)	191,300	$1,725,162
		$1,725,162

See notes to financial statements

13

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Packaging - 2.2%
Youlchon Chemical Co., Ltd.	243,100	$2,867,400
		$2,867,400
Security Systems Services - 2.0%
S1 Corp.	65,300	$2,625,511
		$2,625,511
Travel Services - 0.9%
Hana Tour Service, Inc.	53,295	$1,138,443
		$1,138,443
Waste Disposal - 1.9%
Insun ENT Co., Ltd.	124,935	$2,517,508
		$2,517,508
Total Republic of Korea (identified cost $13,839,055)		$18,970,926
Singapore - 14.9%
Security	Shares	Value
Education - 1.9%
Raffles Education Corp., Ltd.	6,072,000	$2,410,933
		$2,410,933
Electronic Components-Miscellaneous - 2.0%
Jurong Technologies Industrial Corp., Ltd.	2,574,000	$2,602,770
		$2,602,770
Food-Retail - 2.6%
Dairy Farm International Holdings Ltd.	1,280,000	$3,392,000
		$3,392,000
Publishing - 1.7%
Yellow Pages (Singapore) Ltd.(1)	1,780,000	$2,279,171
		$2,279,171
Real Estate Operating / Development - 2.2%
Hersing Corp., Ltd.	2,946,000	$253,895
Keppel Land Ltd.	1,707,000	2,628,926
		$2,882,821

Security	Shares	Value
Retail-Electronics - 0.9%
Pertama Holdings Ltd.	7,217,000	$1,199,538
		$1,199,538
Transport-Marine - 3.6%
Ezra Holdings Ltd.	3,455,800	$2,251,081
Jaya Holdings Ltd.	3,749,000	2,448,143
		$4,699,224
Total Singapore (identified cost $13,841,065)		$19,466,457
Taiwan - 8.3%
Security	Shares	Value
Audio / Video Products - 0.2%
Hanpin Electron Co., Ltd.	301,000	$209,662
		$209,662
Business Services-Miscellaneous - 1.2%
Taiwan Secom Co., Ltd.	1,040,000	$1,539,631
		$1,539,631
Chemicals - 1.8%
Taiwan Fertilizer Co., Ltd.	1,982,000	$2,364,673
		$2,364,673
Electronic Components-Miscellaneous - 1.8%
Silitech Technology Corp.	866,000	$2,398,678
		$2,398,678
Health and Personal Care - 2.2%
Johnson Health Tech Co., Ltd.	1,105,000	$2,862,971
		$2,862,971
Hotels and Motels - 1.0%
Formosa International Hotels Corp.	1,014,000	$1,291,556
		$1,291,556

See notes to financial statements

14

Asian Small Companies Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Real Estate Operating / Development - 0.1%
Sinyi Realty Co.	75,000	$199,415
		$199,415
Total Taiwan (identified cost $8,181,429)		$10,866,586
Thailand - 10.7%
Security	Shares	Value
Building Products - 0.6%
Vanachai Group PCL	3,428,100	$819,627
		$819,627
Hotels and Motels - 2.1%
Royal Garden Resort PCL	27,473,140	$2,727,931
		$2,727,931
Oil Companies-Integrated - 2.3%
PTT PCL	523,900	$2,956,948
		$2,956,948
Real Estate Operating / Development - 2.2%
Central Pattana PCL	12,616,400	$2,934,047
		$2,934,047
Telecommunication Services - 1.7%
Total Access Communication PCL(1)	609,000	$2,155,860
		$2,155,860
Waste Disposal - 1.8%
Professional Waste Technology 1999 PCL(1)	34,441,300	$2,357,884
		$2,357,884
Total Thailand (identified cost $11,769,840)		$13,952,297
Total Common Stocks (identified cost $100,251,868)		$127,558,948

Preferred Stocks - 0.5%
Security	Shares	Value
India - 0.5%
Drugs - 0.5%
Ind-Swift Laboratories Ltd.	168,000	$638,797
		$638,797
Total India (identified cost $429,286)		$638,797
Total Preferred Stocks (identified cost $429,286)		$638,797
Total Investments - 98.2% (identified cost $100,681,154)		$128,197,745
Other Assets, Less Liabilities - 1.8%		$2,291,756
Net Assets - 100.0%		$130,489,501

(1)  Non-income producing security.

See notes to financial statements

15

Asian Small Companies Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $100,681,154)	$128,197,745
Cash	2,254,471
Foreign currency, at value (identified cost, $1,511,389)	1,519,324
Receivable for investments sold	516,949
Interest and dividends receivable	208,391
Tax reclaim receivable	70,724
Total assets	$132,767,604
Liabilities
Payable for investments purchased	$1,836,980
Reserve for estimate of capital gains taxes	417,954
Accrued expenses	23,169
Total liabilities	$2,278,103
Net Assets applicable to investors' interest in Portfolio	$130,489,501
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$102,962,221
Net unrealized appreciation (computed on the basis of identified cost)	27,527,280
Total	$130,489,501

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $112,393)	$1,261,354
Interest	6,649
Total investment income	$1,268,003
Expenses
Investment adviser fee	$449,253
Administration fee	148,446
Trustees' fees and expenses	6,003
Custodian fee	197,595
Legal and accounting services	16,787
Miscellaneous	3,404
Total expenses	$821,488
Net investment income	$446,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(8,266,110)
Foreign currency transactions	(91,828)
Net realized loss	$(8,357,938)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$32,151,275
Foreign currency	19,557
Net change in unrealized appreciation (depreciation)	$32,170,832
Net realized and unrealized gain	$23,812,894
Net increase in net assets from operations	$24,259,409

See notes to financial statements

16

Asian Small Companies Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations -
Net investment income	$446,515	$1,154,786
Net realized gain (loss) from investment transactions and foreign currency	(8,357,938)	28,433,876
Net change in unrealized appreciation (depreciation) from investments and foreign currency	32,170,832	(21,003,276)
Net increase in net assets from operations	$24,259,409	$8,585,386
Capital transactions -
Contributions	$16,638,263	$71,807,317
Withdrawals	(24,233,501)	(35,404,544)
Net increase (decrease) in net assets from capital transactions	$(7,595,238)	$36,402,773
Net increase in net assets	$16,664,171	$44,988,159
Net Assets
At beginning of period	$113,825,330	$68,837,171
At end of period	$130,489,501	$113,825,330

See notes to financial statements

17

Asian Small Companies Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.38	%(1)	1.35%	1.52%	1.50%	1.47%	1.34%
Expenses after custodian fee reduction	1.38	%(1)	1.35%	1.52%	1.47%	1.19%	1.13%
Net investment income (loss)	0.75	%(1)	0.99%	1.52%	(0.24)%	0.58%	(0.31)%
Portfolio Turnover	77%		120%	112%	83%	109%	112%
Total Return(2)	22.28%		15.00%	32.17%	21.32%	-	-
Net assets, end of period (000's omitted)	$130,490		$113,825	$68,837	$56,247	$44,084	$64,295

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

18

Asian Small Companies Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005, the Eaton Vance Asian Small Companies Fund held an approximate 29.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

D  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

19

Asian Small Companies Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains taxes in certain countries in which it invests. At February 28, 2005, the Portfolio had an accrual for capital gains taxes of $417,954, of which $302,207 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Accrued capital gains taxes for secuities no longer held by the Portfolio are included in net realized gain (loss) on investments in the Statement of Operations and were $45,023 for the six months ended February 28, 2005.

E  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Asian Small Companies Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the adviser fee amounted to $449,253. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the administrative fee amounted to $148,446. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $89,403,166 and $92,218,365, respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$100,681,154
Gross unrealized appreciation	$28,935,748
Gross unrealized depreciation	(1,419,157)
Net unrealized appreciation	$27,516,591

The net unrealized appreciation on currency was $10,689.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2005, there were no outstanding obligations under these financial instruments.

21

Eaton Vance Asian Small Companies Fund

INVESTMENT MANAGEMENT

Eaton Vance Asian Small Companies Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Asian Small Companies Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
James B. Hawkes
Vice President and Trustee
William Walter Raleigh Kerr
Vice President and Assistant
Treasurer
Kooi Cho Yu
Vice President and Portfolio Manager
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Edward K.Y. Chen Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

22

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Sponsor and Manager of Eaton Vance Asian Small Companies Fund

and Administrator of Asian Small Companies Portfolio

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Investment Adviser of Asian Small Companies Portfolio

Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square

Central, Hong Kong

Principal Underwriter

Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Asian Small Companies Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

405-4/05	ASSRC

Semiannual Report February 28 , 2005

EATON VANCE GLOBAL GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•         Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•         None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•         Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•         We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the EatonVance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Global Growth Fund as of February 28, 2005

INVESTMENT UPDATE

Arieh Coll Co-Portfolio Manager

Hon. Jacob Rees-Mogg Co-Portfolio Manager

The Fund

The Past Six Months

•        During the six months ended February 28, 2005, the Fund’s Class A shares had a total return of 19.36%. This return was the result of an increase in net asset value (NAV) per share to $15.78 on February 28, 2005 from $13.22 on August 31, 2004.(1)

•        The Fund’s Class B shares had a total return of 19.06% during the same period, the result of an increase in NAV per share to $15.74 from $13.22.(1)

•        The Fund’s Class C shares had a total return of 19.15% during the same period, the result of an increase in NAV per share to $15.18 from $12.74.(1)

•        For comparison, the Morgan Stanley Capital International World Index (MSCI World Index) had a total return of 15.03% during the six-month period.(2)

Management Discussion

•        For the six months ended February 28, 2005, Eaton Vance Global Growth Fund had strong performance, outpacing its benchmark, the MSCI World Index.(2) Both the domestic and international components of the Portfolio contributed to the Fund’s outperformance.

•        Although advances in equity markets on a global basis helped bolster Fund returns during the period, individual stock selection remained the primary contributor to relative returns for this Fund. For the sixmonth period ended February 28, 2005, the majority of the Fund’s outperformance was attributable to strong stock selection across most sectors – information technology and telecommunications services inparticular – in both U.S. and international markets.

•        One of the Portfolio’s largest U.S. positions, a semiconductor manufacturer, had a very strong run during the six months ended February 28, 2005. In the telecom industry, the Portfolio’s U.S. wireless holdings also performed quite well. These added significantly to Fund returns.

•        The consumer discretionary sector was one area where the Fund’s performance lagged somewhat. Stock selection also played a role here: because the Portfolio did not own one of the U.S. stocks that led the sector’s rally, and another consumer-related holding underperformed, the Fund’s returns in this sector were constrained.

•        The Portfolio’s best performing international stock was a chemical company which saw strong demand for the laminates it provides to PCB manufacturers. It rose more than 60% in the period under review. A Korean telecom company and an office equipment manufacturer were also strong contributors; attractive valuations were rewarded when investors began to look at South Korea and other emerging markets. Generally, the Portfolio’s continental European stocks were strong as well.

•        Less strong performance came from stocks in a generally sluggish Japanese market. The only positive Japanese stock was a financial services company, which we bought during the period; it rose by 10% from abnormally depressed levels.

•        Overall, it was very much a stock picker’s market, with strong returns in either direction, resulting from company results and news flow, rather than on general market conditions.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)            These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be lower.

(2)            It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND PERFORMANCE

Performance	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	8.30%	7.73%	7.81%
Five Years	-7.25	-7.84	-7.82
Life of Fund†	9.37	8.89	8.56
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.07%	2.73%	6.81%
Five Years	-8.34	-8.19	-7.82
Life of Fund†	8.69	8.89	8.56

†Inception Dates – Class A: 9/18/95; Class B: 9/18/95; Class C: 11/22/95

*      Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class C shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class A shares redeemed or exchanged within three months of settlement of purchase are subject to a 1% redemption fee.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.  For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector*

By net assets

*      As of February 28, 2005. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Regional Distribution*

By net assets

*      As of February 28, 2005. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 – February 28, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Global Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04 – 2/28/05)
Actual
Class A	$1,000.00	$1,193.65	$13.71
Class B	$1,000.00	$1,190.62	$16.40
Class C	$1,000.00	$1,191.52	$16.41

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,012.30	$12.57
Class B	$1,000.00	$1,009.80	$15.05
Class C	$1,000.00	$1,009.80	$15.05

* Expenses are equal to the Fund’s annualized expense ratio of 2.52% for Class A shares, 3.02% for Class B shares, and 3.02% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Global Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investment in Global Growth Portfolio, at value (identified cost, $79,341,849)	$95,000,238
Receivable for Fund shares sold	41,557
Prepaid trustees fees	112
Prepaid expenses	678
Tax reclaim receivable	4,088
Total assets	$95,046,673
Liabilities
Payable for Fund shares redeemed	$345,445
Payable to affiliate for distribution and service fees	16,190
Accrued expenses	71,895
Total liabilities	$433,530
Net Assets	$94,613,143
Sources of Net Assets
Paid-in capital	$134,831,595
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(54,920,608)
Accumulated net investment loss	(957,537)
Net unrealized appreciation	1,304
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	15,658,389
Total	$94,613,143
Class A Shares
Net Assets	$45,099,751
Shares Outstanding	2,858,220
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.78
Maximum Offering Price Per Share (100 ÷ 94.25 of $15.78)	$16.74
Class B Shares
Net Assets	$36,416,018
Shares Outstanding	2,313,049
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$15.74
Class C Shares
Net Assets	$13,097,374
Shares Outstanding	863,045
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$15.18
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $2,921)	$419,973
Interest and other allocated from Portfolio	54,854
Expenses allocated from Portfolio	(584,582)
Net investment loss from Portfolio	$(109,755)
Expenses
Management fee	$114,310
Trustees' fees and expenses	766
Distribution and service fees
Class A	105,949
Class B	179,684
Class C	65,208
Class D	344
Transfer and dividend disbursing agent fees	131,208
Registration fees	40,376
Printing and postage	17,173
Legal and accounting services	16,223
Custodian fee	15,420
Miscellaneous	5,779
Total expenses	$692,440
Net investment loss	$(802,195)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$4,398,318
Foreign currency and forward foreign currency exchange contract transactions	(24,686)
Net realized gain	$4,373,632
Change in unrealized appreciation (depreciation) -
Investments from Portfolio (identified cost basis)	$12,393,174
Foreign currency and forward foreign currency exchange contracts from Portfolio	14,381
Foreign currency and forward foreign currency exchange contracts	345
Net change in unrealized appreciation (depreciation)	$12,407,900
Net realized and unrealized gain	$16,781,532
Net increase in net assets from operations	$15,979,337

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment loss	$(802,195)	$(934,173)
Net realized gain (loss) from investments and foreign currency transactions	4,373,632	6,934,737
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,407,900	(1,577,196)
Net increase in net assets from operations	$15,979,337	$4,423,368
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$3,678,315	$4,790,670
Class B	1,581,232	1,823,725
Class C	840,384	1,526,604
Class D	-	539,756
Cost of shares redeemed
Class A	(6,271,429)	(11,341,329)
Class B	(5,053,043)	(9,492,726)
Class C	(2,422,756)	(4,629,744)
Class D	-	(216,764)
Net asset value of shares exchanged
Class A	1,181,556	12,340,196
Class B	(1,181,556)	(12,340,196)
Net asset value of shares merged
Class B	1,275,577	-
Class D	(1,275,577)	-
Redemption Fees	58	3,893
Net decrease in net assets from Fund share transactions	$(7,647,239)	$(16,995,915)
Net increase (decrease) in net assets	$8,332,098	$(12,572,547)
Net Assets
At beginning of period	$86,281,045	$98,853,592
At end of period	$94,613,143	$86,281,045
Accumulated net investment loss included in net assets
At end of period	$(957,537)	$(155,342)

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$13.220		$12.690	$11.140	$13.640	$21.840	$17.340
Income (loss) from operations
Net investment loss	$(0.109)		$(0.072)	$(0.088)	$(0.098)	$(0.132)	$(0.213)
Net realized and unrealized gain (loss)	2.669		0.602	1.638	(2.402)	(6.935)	6.939
Total income (loss) from operations	$2.560		$0.530	$1.550	$(2.500)	$(7.067)	$6.726
Less distributions
From net realized gain	$-		$-	$-	$-	$(1.133)	$(2.226)
Total distributions	$-		$-	$-	$-	$(1.133)	$(2.226)
Redemption fees	$0.000	(4)	$0.000 (4)	$0.000 (4)	$-	$-	$-
Net asset value - End of period	$15.780		$13.220	$12.690	$11.140	$13.640	$21.840
Total Return(2)	19.36%		4.18%	13.91%	(18.33)%	(33.65)%	43.12%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$45,100		$39,113	$32,559	$35,502	$49,231	$68,208
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.52	%(5)	2.44%	2.39%	1.99%	1.99%	1.99%
Net expenses after custodian fee reduction	2.52	%(5)	2.44%	2.39%	1.99%	1.99%	1.99%
Net investment loss	(1.49	)%(5)	(0.52)%	(0.79)%	(0.76)%	(0.78)%	(0.98)%
Portfolio Turnover of the Portfolio	60%		164%	93%	107%	160%	173%
†	The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)				2.52%	2.22%	2.14%	2.12%
Expenses after custodian fee reduction				2.52%	2.22%	2.14%	2.12%
Net investment loss				(0.92)%	(0.99)%	(0.93)%	(1.11)%
Net investment loss per share				$(0.102)	$(0.128)	$(0.156)	$(0.241)

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Amounts represent less than $0.0005.

(5)  Annualized

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$13.220		$12.760	$11.270	$13.910	$22.380	$17.770
Income (loss) from operations
Net investment loss	$(0.145)		$(0.169)	$(0.159)	$(0.195)	$(0.249)	$(0.353)
Net realized and unrealized gain (loss)	2.665		0.629	1.649	(2.445)	(7.088)	7.189
Total income (loss) from operations	$2.520		$0.460	$1.490	$(2.640)	$(7.337)	$6.836
Less distributions
From net realized gain	$-		$-	$-	$-	$(1.133)	$(2.226)
Total distributions	$-		$-	$-	$-	$(1.133)	$(2.226)
Redemption fees	$0.000	(4)	$0.000 (4)	$0.000 (4)	$-	$-	$-
Net asset value - End of period	$15.740		$13.220	$12.760	$11.270	$13.910	$22.380
Total Return(2)	19.06%		3.61%	13.22%	(18.98)%	(34.06)%	42.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$36,416		$33,522	$50,558	$55,898	$87,092	$148,603
Ratios (As a percentage of average daily net assets):
Net expenses(3)	3.02	%(5)	2.94%	3.02%	2.72%	2.64%	2.59%
Net expenses after custodian fee reduction	3.02	%(5)	2.94%	3.02%	2.72%	2.64%	2.59%
Net investment loss	(1.98	)%(5)	(1.22)%	(1.42)%	(1.48)%	(1.44)%	(1.59)%
Portfolio Turnover of the Portfolio	60%		164%	93%	107%	160%	173%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Amounts represent less than $0.0005.

(5)  Annualized

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$12.740		$12.300	$10.870	$13.400	$21.610	$17.280
Income (loss) from operations
Net investment loss	$(0.140)		$(0.152)	$(0.154)	$(0.187)	$(0.238)	$(0.342)
Net realized and unrealized gain (loss)	2.580		0.592	1.584	(2.343)	(6.839)	6.898
Total income (loss) from operations	$2.440		$0.440	$1.430	$(2.530)	$(7.077)	$6.556
Less distributions
From net realized gain	$-		$-	$-	$-	$(1.133)	$(2.226)
Total distributions	$-		$-	$-	$-	$(1.133)	$(2.226)
Redemption fees	$0.000	(4)	$0.000 (4)	$0.000 (4)	$-	$-	$-
Net asset value - End of period	$15.180		$12.740	$12.300	$10.870	$13.400	$21.610
Total Return(2)	19.15%		3.58%	13.16%	(18.88)%	(34.07)%	42.42%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,097		$12,402	$14,817	$17,064	$27,527	$41,113
Ratios (As a percentage of average daily net assets):
Net expenses(3)	3.02	%(5)	2.94%	3.02%	2.72%	2.64%	2.60%
Net expenses after custodian fee reduction	3.02	%(5)	2.94%	3.02%	2.72%	2.64%	2.60%
Net investment loss	(1.99	)%(5)	(1.14)%	(1.42)%	(1.47)%	(1.44)%	(1.57)%
Portfolio Turnover of the Portfolio	60%		164%	93%	107%	160%	173%

(1)  Net investment loss and redemption fees per share were computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Amounts represent less than $0.0005.

(5)  Annualized

See notes to financial statements

Eaton Vance Global Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Growth Fund (formerly known as Eaton Vance Information Age Fund) (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund previously offered Class D shares. Such offering was discontinued during the six months ended February 28, 2005. At the close of business on September 10, 2004, the Class D shares merged into Class B shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $58,727,715 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire August 31, 2011 ($16,365,440) and August 31, 2010 ($42,362,276). Additionally, at August 31, 2004, the Fund had net capital losses of $155,342 attributable to security transactions incurred after October 31, 2003. These capital losses are treated as arising on the first day of the Fund's taxable year ended August 31,2005.

D  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no credit balances used to reduce the Fund's custodian fees for the period ended February 28, 2005.

F  Redemption Fees - Upon the redemption or exchange of shares (on or after February 1, 2003) held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $58 for the period ended February 28, 2005.

Eaton Vance Global Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

3  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2005, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $114,310. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2005, EVM earned $11,599 in sub-transfer agent fees. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $2,000 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers or directors of EVM or EVD.

4  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	244,786	343,696
Redemptions	(426,073)	(821,079)
Exchange from Class B shares	79,741	872,164
Net increase (decrease)	(101,546)	394,781

Eaton Vance Global Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	105,104	129,843
Redemptions	(342,372)	(685,152)
Exchange to Class A shares	(79,842)	(869,967)
Merger from Class D shares	94,000	-
Net decrease	(223,110)	(1,425,276)
Class C	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	58,642	113,961
Redemptions	(169,031)	(344,934)
Net decrease	(110,389)	(230,973)
Class D	Six Months Ended February 28, 2005 (Unaudited)(1)	Year Ended August 31, 2004
Sales	-	63,191
Redemptions	-	(26,365)
Merger to Class B shares	(157,349)	-
Net increase (decrease)	(157,349)	36,826

(1)  Offering of Class D shares was discontinued during the six months ended February 28, 2005 (see Note 1) .

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan), and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. A similar plan in effect for Class D shares (Class D Plan) was terminated by the Trustees effective September 10, 2004. The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, EVD, in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year. The Class B, Class C and Class D Plans provide for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75%(annualized) of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class.

The Fund paid or accrued $55,888, $134,763, $48,906, and $258 for Class A, Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended February 28, 2005, representing 0.26%, 0.75%, 0.75% and 0.75% (annualized) of the average daily net assets for Class A, Class B, Class C and Class D shares, respectively. At February 28, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $2,033,000 and $2,975,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended February 28, 2005 amounted to $50,061, $44,921, $16,302 and $86 for Class A, Class B, Class C and Class D shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent

Eaton Vance Global Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $60,000 and $700 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $8,533,763 and $16,821,891, respectively, for the six months ended February 28, 2005.

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 98.4%
Security	Shares	Value
Advertising - 4.6%
Greenfield Online, Inc.(1)	15,955	$268,682
Havas Advertising	332,000	1,887,629
WPP Group PLC	191,400	2,202,651
		$4,358,962
Aerospace and Defense - 3.0%
Precision Castparts Corp.	11,000	$827,860
Thales SA	45,000	2,039,711
		$2,867,571
Automobiles - 1.9%
Toyota Motor Corp.	45,900	$1,786,087
		$1,786,087
Broadcasting - 2.5%
Central European Media Enterprises, Ltd.(1)	14,000	$637,420
Television Broadcasts, Ltd.	396,000	1,776,366
		$2,413,786
Business Services - 5.1%
CheckFree Corp.(1)	18,400	$709,136
Cintas Corp.	6,000	262,680
HouseValues, Inc.(1)	26,115	312,335
PMI Group, Inc., (The)	13,000	523,250
Singapore Post, Ltd.	3,540,000	1,948,927
Sotheby's Holdings, Inc., Class A(1)	57,000	1,015,740
ZipRealty, Inc.(1)	3,800	58,786
		$4,830,854
Chemicals - 3.9%
BASF AG	29,800	$2,241,097
Kingboard Chemical Holdings, Ltd.	492,000	1,474,629
		$3,715,726
Commercial Banks - 3.2%
ABN AMRO Holdings NV	76,691	$2,114,256
Banco Latinoamericano de Exportaciones S.A.	22,000	485,980
Commerce Bancorp, Inc.	7,500	459,600
		$3,059,836

Security	Shares	Value
Commercial Services - 0.7%
Coinstar, Inc.(1)	29,000	$678,890
		$678,890
Computer Services - 0.2%
Ness Technologies, Inc.(1)	15,903	$208,965
		$208,965
Computers and Business Equipment - 4.1%
Apple Computer, Inc.(1)	10,000	$448,600
Research in Motion, Ltd.(1)	28,500	1,884,135
Sindo Ricoh Co.	25,400	1,586,193
		$3,918,928
Consumer Products - 0.3%
Nu Skin Enterprises, Inc., Class A	11,000	$245,630
		$245,630
Diversified Telecommunication Services - 8.6%
Citizens Communications Co.	28,000	$373,520
KT Corp. ADR	82,907	1,924,271
NII Holdings, Inc., Class B(1)	60,000	3,433,200
NTL, Inc.(1)	5,500	356,895
Swisscom AG	5,150	2,028,042
		$8,115,928
Education - 1.3%
EVCI Career Colleges Holding Corp.(1)	43,800	$348,210
ITT Educational Services, Inc.(1)	6,000	292,140
Laureate Education, Inc.(1)	13,500	585,765
		$1,226,115
Electrical Equipment - 1.9%
Fujikura, Ltd.	391,000	$1,831,216
		$1,831,216
Energy Services - 0.2%
Ormat Technologies, Inc.(1)	13,700	$212,624
		$212,624

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Entertainment - 1.5%
Sportingbet PLC(1)	230,000	$1,428,771
		$1,428,771
Financial Services - 4.2%
Doral Financial Corp.	11,000	$436,260
E*Trade Financial Corp.(1)	72,000	955,440
MarketAxess Holdings, Inc.(1)	4,900	58,065
NETeller PLC(1)	26,000	308,921
Nomura Securities Co., Ltd.	148,500	2,059,353
OptionsXpress Holdings, Inc.(1)	3,000	51,750
Student Loan Corp., (The)	400	78,920
		$3,948,709
Gaming Equipment - 1.5%
WMS Industries, Inc.(1)	48,100	$1,442,519
		$1,442,519
Generic Drugs - 1.0%
Taro Pharmaceutical Industries, Ltd.(1)	32,000	$903,360
		$903,360
Hardware-Networking - 2.0%
Atheros Communications, Inc.(1)	117,000	$1,606,410
RADWARE, Ltd.(1)	12,500	323,500
		$1,929,910
Insurance - 3.5%
Montpelier Re Holdings, Ltd.	24,000	$972,000
Prudential PLC	261,500	2,386,275
		$3,358,275
Internet Services - 1.7%
Ariba, Inc.(1)	18,689	$170,257
Ask Jeeves, Inc.(1)	18,763	428,922
Google, Inc., Class A(1)	2,200	413,578
PlanetOut, Inc.(1)	55,300	544,705
Shopping.com, Ltd.(1)	1,700	27,846
		$1,585,308

Security	Shares	Value
IT Consulting & Services - 0.2%
Kanbay International, Inc.(1)	6,520	$148,721
		$148,721
Machinery - 1.9%
MODEC, Inc.	85,000	$1,833,021
		$1,833,021
Medical Products - 1.6%
Align Technology, Inc.(1)	116,000	$878,120
Flamel Technologies SA ADR(1)	26,000	415,480
I-Flow Corp.(1)	11,227	191,645
		$1,485,245
Metal Processors & Fabricator - 0.5%
GrafTech International, Ltd.(1)	50,000	$462,000
		$462,000
Metals-Industrial - 2.9%
Cia Vale do Rio Doce ADR	46,000	$1,610,000
United States Steel Corp.	18,500	1,153,660
		$2,763,660
Mining - 1.3%
Bema Gold Corp.(1)	180,000	$534,600
Gammon Lake Resources, Inc.(1)	20,000	114,800
Ivanhoe Mines, Ltd.(1)	74,000	583,860
		$1,233,260
Oil Companies-Exploration & Production - 8.1%
Alinta, Ltd.	325,000	$2,186,832
BP PLC	189,000	2,045,326
Halliburton Co.	17,000	747,490
Input/Output, Inc.(1)	99,000	730,620
Niko Resources, Ltd.	9,000	466,987
Southwestern Energy Co.(1)	8,000	488,000
Valero Energy Corp.	4,000	284,960
Vintage Petroleum, Inc.	19,000	564,110
Williams Co., Inc. (The)	8,000	150,640
		$7,664,965

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	6,500	$285,870
		$285,870
Pharmaceuticals - 3.3%
American Pharmaceutical Partners, Inc.(1)	17,000	$888,420
Ligand Pharmaceuticals, Inc., Class B(1)	39,000	382,200
Ono Pharmaceutical Co., Ltd.	33,800	1,848,964
		$3,119,584
Publishing - 4.2%
Promotora de Informaciones S.A. (Prisa)	96,000	$2,019,632
Trinity Mirror PLC	150,000	1,996,167
		$4,015,799
Semiconductor Equipment and Products - 6.2%
Cirrus Logic, Inc.(1)	93,000	$435,240
Intel Corp.	31,000	743,380
NVIDIA Corp.(1)	132,000	3,826,680
ON Semiconductor Corp.(1)	27,153	123,275
Sigmatel, Inc.(1)	13,000	541,970
Standard Microsystems Corp.(1)	14,000	245,420
		$5,915,965
Software - 0.2%
SeeBeyond Technology Corp.(1)	47,000	$178,600
		$178,600
Specialty Retail - 6.6%
Big Lots, Inc.(1)	20,000	$233,400
CVS Corp.	26,000	1,295,580
RONA, Inc.(1)	9,557	385,017
Tesco PLC	368,000	2,161,927
Triarc Cos., Inc., Class B	32,000	480,000
Tweeter Home Entertainment Group, Inc.(1)	126,500	732,435
Walgreen Co.	22,000	942,260
		$6,230,619
Telecommunication Equipment - 0.3%
ECI Telecom, Ltd.(1)	41,000	$309,140
		$309,140

Security	Shares	Value
Telecommunications-Services - 1.1%
America Movil S.A. de C.V. ADR	16,000	$939,200
Arbinet-Thexchange, Inc.(1)	4,100	100,040
		$1,039,240
Tobacco - 0.5%
Loews Corp.-Carolina Group	15,000	$491,100
		$491,100
Transportation - 2.3%
BAA PLC	187,800	$2,196,651
		$2,196,651
Total Common Stocks (identified cost $77,827,417)		$93,441,410
Warrants - 0.0%
Security	Shares	Value
-0.0%
Kingboard Chemical-Strike: 20 Expires: 12/31/06(1)	49,200	$39,427
		$39,427
Total Warrants (identified cost $0)		$39,427
Commercial Paper - 0.3%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.60%, 3/1/05	$285	$285,000
Total Commercial Paper (at amortized cost, $285,000)		$285,000

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments - 1.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.60%, 3/1/05	$938	$938,000
Total Short-Term Investments (at amortized cost, $938,000)		$938,000
Total Investments - 99.7% (identified cost $79,050,417)		$94,703,837
Other Assets, Less Liabilities - 0.3%		$296,585
Net Assets - 100.0%		$95,000,422

ADR - American Depository Receipt

(1)  Non-income producing security.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	38.2%	$36,321,910
United Kingdom	15.5	14,726,689
Japan	9.9	9,358,641
France	4.6	4,342,820
Canada	4.2	3,969,399
Republic of Korea	3.7	3,510,464
Hong Kong	3.5	3,290,422
Germany	2.4	2,241,097
Australia	2.3	2,186,832
Netherlands	2.2	2,114,256
Switzerland	2.1	2,028,042
Spain	2.1	2,019,632
Singapore	2.1	1,948,927
Brazil	1.7	1,610,000
Bermuda	1.7	1,609,420
Israel	1.6	1,563,846
Mexico	1.0	939,200
Panama	0.5	485,980
Puerto Rico	0.5	436,260

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $79,050,417)	$94,703,837
Receivable for investments sold	1,506,938
Prepaid trustees fees	904
Interest and dividends receivable	176,202
Tax reclaim receivable	29,660
Total assets	$96,417,541
Liabilities
Payable for investments purchased	$1,338,173
Due to bank	59,296
Accrued expenses	19,650
Total liabilities	$1,417,119
Net Assets applicable to investors' interest in Portfolio	$95,000,422
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$79,341,750
Net unrealized appreciation (computed on the basis of identified cost)	15,658,672
Total	$95,000,422

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $15,626)	$419,973
Interest and other	54,854
Total investment income	$474,827
Expenses
Investment adviser fee	$346,480
Administration fee	114,561
Trustees' fees and expenses	4,520
Custodian fee	98,706
Legal and accounting services	18,350
Miscellaneous	4,700
Total expenses	$587,317
Deduct -
Reduction of custodian fee	$9
Preliminary reduction of investment adviser fee	2,726
Total expense reductions	$2,735
Net expenses	$584,582
Net investment loss	$(109,755)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) -
Investment transactions (identified cost basis)	$4,398,325
Foreign currency and forward foreign currency exchange contract transactions	(24,687)
Net realized gain	$4,373,638
Change in unrealized appreciation (depreciation) -
Investments (identified cost basis)	$12,393,196
Foreign currency and forward foreign currency exchange contracts	14,381
Net change in unrealized appreciation (depreciation)	$12,407,577
Net realized and unrealized gain	$16,781,215
Net increase in net assets from operations	$16,671,460

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations -
Net investment income (loss)	$(109,755)	$551,425
Net realized gain (loss) from investments and foreign currency transactions	4,373,638	6,934,748
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,407,577	(1,574,233)
Net increase in net assets from operations	$16,671,460	$5,911,940
Capital transactions -
Contributions	$6,076,630	$8,698,998
Withdrawals	(14,364,758)	(27,066,514)
Net decrease in net assets from capital transactions	$(8,288,128)	$(18,367,516)
Net increase (decrease) in net assets	$8,383,332	$(12,455,576)
Net Assets
At beginning of period	$86,617,090	$99,072,666
At end of period	$95,000,422	$86,617,090

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.28	%(2)	1.25%	1.24%	1.15%	1.11%	1.13%
Expenses after custodian fee reduction	1.28	%(2)	1.25%	1.24%	1.15%	1.11%	1.13%
Net investment income (loss)	(0.24	)%(2)	0.55%	0.35%	0.08%	0.08%	(0.13)%
Portfolio Turnover	60%		164%	93%	107%	160%	173%
Total Return(1)	20.09%		5.42%	15.23%	(17.67)%	-	-
Net assets, end of period (000's omitted)	$95,000		$86,617	$99,073	$109,557	$204,969	$334,611

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized

See notes to financial statements

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Global Growth Portfolio (formerly known as Information Age Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities expected to grow in value. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Options on Financial Futures - Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When the purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other - Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

K  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $346,480. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $114,561. The Advisor has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six month period ended February 28, 2005 the Investment Adviser waived $2,726 of its advisory fee. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $52,930,378 and $59,338,916, respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$79,050,417
Gross unrealized appreciation	$17,620,737
Gross unrealized depreciation	(1,967,317)
Net unrealized appreciation	$15,653,420

The net unrealized appreciation on foreign currency was $5,252.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open obligations under these financial instruments at February 28, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or

Global Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

8  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At February 28, 2005,the Portfolio's payment due to IBT pursuant to the foregoing arrangement was $59,296.

Eaton Vance Global Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Global Growth Portfolio

Officers
Duncan W. Richardson
President
Arieh Coll
Vice President
Hon. Robert Lloyd George
Vice President and Trustee
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Edward K.Y. Chen James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Co-Advisers of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

424-4/05	IASRC

Semiannual Report February 28, 2005
EATON VANCE GREATER CHINA GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

• Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

• None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

• Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

• We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Greater China Growth Fund as of February 28, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Pamela Chan
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 19.80% for the six months ended February 28, 2005.(1)  This return resulted from an increase in net asset value per share (NAV) to $14.43 on February 28, 2005 from $12.07 on August 31, 2004, and the reinvestment of $0.029 in dividends.

•                  The Fund’s Class B shares had a total return of  19.45% for the six months ended February 28, 2005.(1) This return resulted from an increase in NAV to $12.59 on February 28, 2005 from $10.54 on August 31, 2004.

•                  The Fund’s Class C shares had a total return of  19.56% for the six months ended February 28, 2005.(1) This return resulted from an increase in NAV to $8.52 on February 28, 2005 from $7.14 on August 31, 2004, and the reinvestment of $0.016 in dividends.

•                  For comparison, the Morgan Stanley Capital International Golden Dragon Index had a total return of 15.81% for the six-months ended February 28, 2005.(2)

Management Discussion

•                  Performance in the China region markets reflected fundamentally strong economic growth during the six months ended February 28, 2005. China benefited from strong domestic demand and an easing of monetary restrictions. In Hong Kong, a weak U.S. dollar, rising wages, improving consumer confidence, a positive inflation outlook and improving property markets provided a lift for stocks. Meanwhile, in Taiwan, the export-dependent economy was hurt by slower demand, while an uncertain cross-Straits political outlook weighed heavily on investors.

•                  During the six months ended February 28, 2005, the Portfolio continued to invest in the securities of companies management believes will benefit from the continued economic development of mainland China and the China region. The Portfolio’s largest country weighting at February 28, 2005 was in Hong Kong, followed by Taiwan and mainland China.(3) The Portfolio’s largest industry weightings were diversified operations, telecommunications services, banks and semiconductor components/integrated circuits.(3)

•                  The Portfolio focused on companies benefiting from higher energy prices, companies likely to benefit from rising consumer demand and companies that are beneficiaries of industry restructuring and consolidation. Energy was an especially strong driver of performance during the period. The Portfolio’s exploration and production companies fared well, as strong demand from China and concerns over global supply contributed to a surge in oil and natural gas prices.

•                  The Portfolio’s consumer and financial stocks responded well to a cooling of inflation in China and efforts by the Peoples’ Bank of China to infuse liquidity into the banking sector. Other companies that performed well for the Portfolio were those tied to Taiwan’s domestic economy. With improving employment, a reviving property market and rising consumer confidence, selected financials, telecom and chemical stocks rallied impressively.

•                  In the China consumer segment, the Portfolio received impressive performance from consumer product companies with strong brands, healthy balance sheets and proprietary distribution networks. Sales of basic consumer goods continued to improve and retail sales grew at a faster rate — the result of strong growth in wages and rural income.

•                  In a strong market rally, there were no outright poor performers in the Portfolio. However, the Fund’s performance was hurt somewhat by its underweighting of the energy and industrial sectors compared to the Fund’s market benchmark.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)       Country weightings and industry weightings are subject to change.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Greater China Growth Fund as of February 28, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	9.14%	8.63%	8.60%
Five Years	-1.28	-1.93	-1.97
Ten Years	1.79	1.18	1.04
Life of Fund†	3.98	2.09	-1.38

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.85%	3.63%	7.60%
Five Years	-2.44	-2.33	-1.97
Ten Years	1.19	1.18	1.04
Life of Fund†	3.48	2.09	-1.38

†Inception Dates — Class A: 10/28/92; Class B: 6/7/93; Class C:12/28/93

(1)       Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects 1% CDSC. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

Country Weightings(2)

(2)          As a percentage of common and preferred stock holdings as of February 28, 2005. Country Weightings are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Greater China Growth Fund as of February 28, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 — February 28, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Greater China Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04 — 2/28/05)
Actual
Class A	$1,000.00	$1,198.04	$13.30
Class B	$1,000.00	$1,194.50	$16.00
Class C	$1,000.00	$1,195.57	$16.01

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,012.70	$12.18
Class B	$1,000.00	$1,010.20	$14.65
Class C	$1,000.00	$1,010.20	$14.65

*                 Expenses are equal to the Fund’s annualized expense ratio of 2.44% for Class A shares, 2.94% for Class B shares and 2.94% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Greater China Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investment in Greater China Growth Portfolio, at value (identified cost, $87,075,099)	$115,762,297
Receivable for Fund shares sold	289,800
Total assets	$116,052,097
Liabilities
Payable for Fund shares redeemed	$327,893
Payable to affiliate for distribution and service fees	8,142
Accrued expenses	91,860
Total liabilities	$427,895
Net Assets	$115,624,202
Sources of Net Assets
Paid-in capital	$125,550,382
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(38,092,528)
Accumulated distributions in excess of net investment income	(520,850)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	28,687,198
Total	$115,624,202
Class A Shares
Net Assets	$84,460,806
Shares Outstanding	5,853,737
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.43
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.43)	$15.31
Class B Shares
Net Assets	$16,385,566
Shares Outstanding	1,301,024
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.59
Class C Shares
Net Assets	$14,777,830
Shares Outstanding	1,734,030
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.52
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $13,890)	$800,822
Interest allocated from Portfolio	9,735
Expenses allocated from Portfolio	(639,982)
Net investment income from Portfolio	$170,575
Expenses
Management fee	$129,435
Trustees' fees and expenses	808
Distribution and service fees Class A	191,294
Class B	72,159
Class C	62,992
Transfer and dividend disbursing agent fees	161,002
Printing and postage	36,400
Registration fees	25,340
Legal and accounting services	9,432
Custodian fee	11,267
Miscellaneous	1,872
Total expenses	$702,001
Deduct - Reduction of custodian fee	$11,267
Total expense reductions	$11,267
Net expenses	$690,734
Net investment loss	$(520,159)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$3,988,454
Foreign currency transactions	(12,452)
Net realized gain	$3,976,002
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$15,271,650
Foreign currency	96,271
Net change in unrealized appreciation (depreciation)	$15,367,921
Net realized and unrealized gain	$19,343,923
Net increase in net assets from operations	$18,823,764

See notes to financial statements

5

Eaton Vance Greater China Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment income (loss)	$(520,159)	$162,659
Net realized gain from Investment transactions, and foreign currency and foreign currency exchange contract transactions	3,976,002	12,075,689
Net change in unrealized appreciation (depreciation) from investments, and foreign currency and foreign currency exchange contract transactions	15,367,921	289,717
Net increase in net assets from operations	$18,823,764	$12,528,065
Distributions to shareholders - From net investment income
Class A	$(168,556)	$(91,467)
Class C	(25,867)	-
Total distributions to shareholders	$(194,423)	$(91,467)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$6,498,629	$52,543,892
Class B	2,527,378	8,009,968
Class C	2,763,580	11,040,474
Net asset value of shares issued to shareholders in payment of distributions declared Class A	133,758	71,815
Class C	19,410	-
Cost of shares redeemed Class A	(7,462,755)	(16,002,942)
Class B	(1,533,753)	(40,494,201)
Class C	(1,266,954)	(4,373,209)
Net asset value of shares exchanged Class A	595,008	-
Class B	(595,008)	-
Redemption Fees	2,136	235,642
Net increase in net assets from Fund share transactions	$1,681,429	$11,031,439
Net increase in net assets	$20,310,770	$23,468,037

Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
At beginning of period	$95,313,432	$71,845,395
At end of period	$115,624,202	$95,313,432
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(520,850)	$193,732

See notes to financial statements

6

Eaton Vance Greater China Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$12.070		$10.210	$8.310	$8.630	$14.190	$11.400
Income (loss) from operations
Net investment income (loss)	$(0.057)		$0.104	$0.026	$(0.042)	$(0.045)	$(0.069)
Net realized and unrealized gain (loss)	2.446		1.761	1.862	(0.278)	(5.515)	2.859
Total income (loss) from operations	$2.389		$1.865	$1.888	$(0.320)	$(5.560)	$2.790
Less distributions
From net investment income	$(0.029)		$(0.028)	$-	$-	$-	$-
Total distributions	$(0.029)		$(0.028)	$-	$-	$-	$-
Redemption fees	$-	(4)	$0.023	$0.012	$-	$-	$-
Net asset value - End of period	$14.430		$12.070	$10.210	$8.310	$8.630	$14.190
Total Return(2)	19.80%		18.51%	22.86%	(3.71)%	(39.18)%	24.47%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$84,461		$70,923	$30,892	$25,091	$31,649	$66,428
Ratios (As a percentage of average daily net assets):
Expenses(3)	2.56	%(5)	2.67%	3.07%	2.68%	2.42%	2.30%
Expenses after custodian fee reduction(3)	2.44	%(5)	2.55%	2.87%	2.37%	2.20%	2.08%
Net investment income (loss)	(0.87	)%(5)	0.88%	0.31%	(0.46)%	(0.40)%	(0.51)%
Portfolio Turnover of the Portfolio	41%		124%	114%	155%	35%	34%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Equal to less than $0.001 per share.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance Greater China Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.540		$8.930	$7.320	$7.660	$12.710	$10.260
Income (loss) from operations
Net investment loss	$(0.079)		$(0.105)	$(0.016)	$(0.078)	$(0.092)	$(0.120)
Net realized and unrealized gain (loss)	2.129		1.680	1.626	(0.262)	(4.958)	2.570
Total income (loss) from operations	$2.050		$1.575	$1.610	$(0.340)	$(5.050)	$2.450
Redemption fees	$-	(4)	$0.035	$-	$-	$-	$-
Net asset value - End of period	$12.590		$10.540	$8.930	$7.320	$7.660	$12.710
Total Return(2)	19.45%		18.03%	21.99%	(4.44)%	(39.73)%	23.88%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,386		$13,365	$37,282	$32,946	$41,907	$90,742
Ratios (As a percentage of average daily net assets):
Expenses(3)	3.06	%(5)	3.17%	3.57%	3.18%	2.93%	2.77%
Expenses after custodian fee reduction(3)	2.94	%(5)	3.05%	3.37%	2.87%	2.71%	2.55%
Net investment loss	(1.37	)%(5)	(1.02)%	(0.22)%	(0.96)%	(0.91)%	(0.97)%
Portfolio Turnover of the Portfolio	41%		124%	114%	155%	35%	34%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Equal to less than $0.001 per share.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Greater China Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$7.140		$6.060	$4.970	$5.210	$8.640	$6.980
Income (loss) from operations
Net investment loss	$(0.055)		$- (4)	$(0.008)	$(0.049)	$(0.063)	$(0.083)
Net realized and unrealized gain (loss)	1.451		1.060	1.098	(0.191)	(3.367)	1.743
Total income (loss) from operations	$1.396		$1.060	$1.090	$(0.240)	$(3.430)	$1.660
Less distributions
From net investment income	$(0.016)		$-	$-	$-	$-	$-
Total distributions	$(0.016)		$-	$-	$-	$-	$-
Redemption fees	$-	(4)	$0.020	$-	$-	$-	$-
Net asset value - End of period	$8.520		$7.140	$6.060	$4.970	$5.210	$8.640
Total Return(2)	19.56%		17.82%	21.93%	(4.61)%	(39.70)%	23.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,778		$11,026	$3,672	$2,897	$3,489	$8,851
Ratios (As a percentage of average daily net assets):
Expenses(3)	3.06	%(5)	3.17%	3.57%	3.18%	2.92%	2.80%
Expenses after custodian fee reduction(3)	2.94	%(5)	3.05%	3.37%	2.87%	2.70%	2.58%
Net investment loss	(1.42	)%(5)	(0.01)%	(0.15)%	(0.89)%	(0.91)%	(0.99)%
Portfolio Turnover of the Portfolio	41%		124%	114%	155%	35%	34%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Equal to less than $0.001 per share.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Greater China Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2004, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2007, August 31, 2008 and August 31, 2011 ($37,588,522, $1,617,906 and $3,315,639), respectively.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Eaton Vance Greater China Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Other - Investment transactions are accounted for on a trade-date basis.

H  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Redemption Fees - Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $2,136 for the six months ended February 28, 2005.

J  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	483,370	4,217,751
Issued to shareholders electing to receive payments of distributions in Fund shares	9,799	6,289
Redemptions	(560,566)	(1,373,769)
Exchange from Class B shares	44,075	-
Net increase (decrease)	(23,322)	2,850,271
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	216,112	759,986
Redemptions	(132,864)	(3,668,021)
Exchange to Class A shares	(50,512)	-
Net increase (decrease)	32,736	(2,908,035)
Class C	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	348,733	1,558,554
Issued to shareholders electing to receive payments of distributions in Fund shares	2,405	-
Redemptions	(160,352)	(621,433)
Net increase	190,786	937,121

4  Management Fee and Other Transactions
with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2005, the fee was equivalent to 0.25% of the Fund's average net assets for such period and amounted to $129,435. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2005, EVM

11

Eaton Vance Greater China Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

earned $12,078 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $21,000 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2005. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued approximately $117,000, $54,000 and $47,000 for Class A, Class B and Class C shares, respectively to or payable to EVD for the six months ended February 28, 2005, representing approximately 0.31%, 0.75%, and 0.75% of the average daily net assets for Class A, Class B and Class C shares, respectively. At February 28, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $2,307,000 and $7,420,000 for Class B and Class C shares, respectively.

The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Class B and Class C Plans authorize the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the six months ended February 28, 2005 amounted to approximately $74,000, $18,000 and $16,000 for Class A, Class B and Class C shares, respectively.

Certain officers and Trustees of the Fund are officers or directors of EVD.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase, Class B shares made within six years of purchase and Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD received approximately $1,000, $8,000 and $5,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended February 28, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $11,593,496 and $10,801,622, respectively, for the six months ended February 28, 2005.

12

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.0%
Security	Shares	Value
China - 18.1%
Auto Manufacturer - 0.9%
Denway Motors, Ltd.	2,781,000	$1,075,168
		$1,075,168
Consumer Electronics - 3.0%
GOME Electrical Appliances Holdings, Ltd.(1)	3,696,000	$3,435,759
		$3,435,759
Food Products - 1.2%
China Mengniu Dairy Co., Ltd.(1)	1,829,000	$1,372,682
		$1,372,682
Insurance - 1.1%
China Insurance International Holdings Co., Ltd.	3,022,000	$1,313,676
		$1,313,676
Mining - 2.2%
Yanzhou Coal Mining Co., Ltd.	1,232,000	$1,941,828
Zijin Mining Group Co., Ltd.	1,360,000	625,772
		$2,567,600
Oil Companies-Exploration & Production - 2.3%
CNOOC, Ltd.	4,650,000	$2,674,342
		$2,674,342
Oil Companies-Integrated - 1.7%
China Petroleum and Chemical Corp.	4,244,000	$1,929,699
		$1,929,699
Semiconductor Components / Integrated Circuits - 1.7%
Semiconductor Manufacturing International Corp.(1)	8,961,000	$1,907,703
		$1,907,703
Telecommunications Services - 2.3%
China Telecom Corp., Ltd.	6,988,000	$2,655,707
		$2,655,707

Security	Shares	Value
Textiles - 1.7%
Weiqiao Textile Co., Ltd.	1,224,000	$1,998,026
		$1,998,026
Total China (identified cost $17,141,575)		$20,930,362
Hong Kong - 52.3%
Security	Shares	Value
Apparel and Accessories - 2.2%
Ports Design, Ltd.	4,144,000	$2,570,457
		$2,570,457
Audio / Video Products - 0.1%
Skyworth Digital Holdings, Ltd.	4,636,000	$118,885
		$118,885
Banks - 4.6%
Dah Sing Financial Holdings, Ltd.	274,882	$2,071,558
HSBC Holdings PLC	196,000	3,292,366
		$5,363,924
Chemicals-Diversified - 1.9%
Kingboard Chemical Holdings, Ltd.	746,000	$2,235,921
		$2,235,921
Computers & Peripherals - 0.8%
TPV Technology, Ltd.	1,422,000	$919,710
		$919,710
Distribution / Wholesale - 3.6%
Esprit Holdings, Ltd.	582,000	$4,134,120
		$4,134,120
Diversified Operations - 17.5%
Hutchison Whampoa, Ltd.	114,000	$1,026,554
Jardine Matheson Holdings, Ltd.	362,204	6,483,452
NWS Holdings, Ltd.	886,000	1,280,559
Shun Tak Holdings, Ltd.	4,206,000	4,164,525
Swire Pacific, Ltd. - Class A	464,000	3,790,827

See notes to financial statements

13

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Operations (continued)
Swire Pacific, Ltd. - Class B	660,000	$988,101
Wharf Holdings, Ltd.	758,000	2,570,962
		$20,304,980
Electric-Integrated - 3.7%
CLP Holdings, Ltd.	740,000	$4,235,062
		$4,235,062
Furniture and Appliances - 1.6%
Chitaly Holdings, Ltd.	2,062,000	$1,844,908
		$1,844,908
Gas Production & Distribution - 2.4%
Hong Kong and China Gas Co., Ltd.	1,316,000	$2,756,967
		$2,756,967
Hotels and Motels - 1.5%
Shangri-La Asia, Ltd.	1,175,156	$1,777,806
		$1,777,806
Optical Products - 0.9%
Sun Hing Vision Group Holdings, Ltd.	2,178,000	$1,060,327
		$1,060,327
Ports & Related Services - 1.1%
China Merchants Holdings International Co., Ltd.	576,000	$1,208,445
		$1,208,445
Printing - 1.5%
Vision Grande Group Holdings Ltd.	4,156,000	$1,758,499
		$1,758,499
Real Estate Operating / Development - 5.1%
Hopewell Holdings, Ltd.	1,127,000	$2,834,930
Kerry Properties, Ltd.	1,261,683	3,004,054
		$5,838,984
Retail-Specialty and Apparel - 2.3%
Dickson Concepts International, Ltd.	1,399,200	$2,535,269
I.T., Ltd.(1)	690,000	172,519
		$2,707,788

Security	Shares	Value
Transportation & Logistics - 1.5%
COSCO Pacific, Ltd.	784,000	$1,745,695
		$1,745,695
Total Hong Kong (identified cost $40,828,759)		$60,582,478
Taiwan - 26.6%
Security	Shares	Value
Banks - 3.5%
Bank of Kaohsiung	1,466,300	$1,123,015
Taishin Financial Holdings Co., Ltd.	3,096,036	2,936,817
		$4,059,832
Business Services-Miscellaneous - 1.2%
Taiwan Secom Co., Ltd.	976,000	$1,444,885
		$1,444,885
Chemicals - 1.5%
Taiwan Fertilizer Co., Ltd.	1,426,000	$1,701,324
		$1,701,324
Chemicals-Plastics - 1.8%
Formosa Plastics Corp.	1,164,561	$2,144,065
		$2,144,065
Computers - 2.0%
Acer, Inc.	1,445,758	$2,347,613
		$2,347,613
Electronic Components-Miscellaneous - 2.5%
AU Optronics Corp.	1,799,000	$2,843,546
		$2,843,546
Engineering and Construction - 1.0%
Continental Engineering Corp.	2,186,880	$1,123,914
		$1,123,914

See notes to financial statements

14

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance - 2.3%
Cathay Financial Holding Co., Ltd.	1,283,000	$2,610,275
		$2,610,275
Semiconductor Components / Integrated Circuits - 4.9%
MediaTek, Inc.	203,000	$1,525,982
Taiwan Semiconductor Manufacturing Co., Ltd.	1,609,000	2,836,474
United Microelectronics Corp.(1)	1,906,000	1,281,841
		$5,644,297
Telecommunications Services - 5.9%
Chunghwa Telecom Co., Ltd.	2,239,000	$4,621,847
Far EasTone Telecommunications Co., Ltd.	1,867,300	2,245,197
		$6,867,044
Total Taiwan (identified cost $25,649,845)		$30,786,795
Total Common Stocks (identified cost $83,620,179)		$112,299,635
Total Investments - 97.0% (identified cost $83,620,179)		$112,299,635
Other Assets, Less Liabilities - 3.0%		$3,462,848
Net Assets - 100.0%		$115,762,483

(1)  Non-income producing security.

See notes to financial statements

15

Greater China Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Top Ten Holdings
Company	Industry Sector	Percentage of Net Assets	Value
Jardine Matheson Holdings, Ltd.	Diversified Operations	5.6%	$6,483,452
Chunghwa Telecom Co., Ltd.	Telecommunications Services	4.0	4,621,847
CLP Holdings, Ltd.	Electric - Integrated	3.7	4,235,062
Shun Tak Holdings, Ltd.	Diversified Operations	3.6	4,164,525
Esprit Holdings, Ltd.	Distribution/Wholesale	3.6	4,134,120
Swire Pacific, Ltd. - Class A	Diversified Operations	3.3	3,790,827
GOME Electrical Appliances Holdings, Ltd.	Consumer Electronics	3.0	3,435,759
HSBC Holdings PLC	Banks	2.8	3,292,366
Kerry Properties, Ltd.	Real Estate Operating/ Development	2.6	3,004,054
Taishin Financial Holdings Co., Ltd.	Banks	2.5	2,936,817

Industry concentration - Below are the top ten industry sectors represented in the Portfolio of Investments
Company	Percentage of Net Assets	Value
Diversified Operations	17.5%	$20,304,980
Telecommunications Services	8.2	9,522,751
Banks	8.1	9,423,756
Semiconductor Components/Integrated Circuits	6.6	7,552,000
Real Estate Operating/Development	5.1	5,838,984
Electric - Integrated	3.7	4,235,062
Distribution/Wholesale	3.6	4,134,120
Insurance	3.4	3,923,951
Consumer Electronics	3.0	3,435,759
Electronic Components - Miscellaneous	2.5	2,843,546

See notes to financial statements

16

Greater China Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $83,620,179)	$112,299,635
Cash	2,911,966
Foreign currency, at value (identified cost, $741,458)	754,627
Interest receivable	3,566
Total assets	$115,969,794
Liabilities
Payable for investments purchased	$174,265
Accrued expenses	33,046
Total liabilities	$207,311
Net Assets applicable to investors' interest in Portfolio	$115,762,483
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$87,069,858
Net unrealized appreciation (computed on the basis of identified cost)	28,692,625
Total	$115,762,483

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $13,890)	$800,824
Interest	9,735
Total investment income	$810,559
Expenses
Investment adviser fee	$392,299
Administration fee	129,615
Trustees' fees and expenses	4,658
Custodian fee	134,616
Legal and accounting services	25,616
Miscellaneous	3,727
Total expenses	$690,531
Deduct - Reduction of custodian fee	$50,548
Total expense reductions	$50,548
Net expenses	$639,983
Net investment income	$170,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$3,988,461
Foreign currency transactions	(12,453)
Net realized gain	$3,976,008
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$15,272,140
Foreign currency	95,807
Net change in unrealized appreciation (depreciation)	$15,367,947
Net realized and unrealized gain	$19,343,955
Net increase in net assets from operations	$19,514,531

See notes to financial statements

17

Greater China Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment income	$170,576	$1,579,151
Net realized gain from Investment transactions, and foreign currency	3,976,008	12,075,709
Net change in unrealized appreciation from investments, and foreign currency	15,367,947	289,720
Net increase in net assets from operations	$19,514,531	$13,944,580
Capital transactions - Contributions	$11,593,496	$39,805,742
Withdrawals	(10,801,622)	(30,123,035)
Net increase in net assets from capital transactions	$791,874	$9,682,707
Net increase in net assets	$20,306,405	$23,627,287
Net Assets
At beginning of period	$95,456,078	$71,828,791
At end of period	$115,762,483	$95,456,078

See notes to financial statements

18

Greater China Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.33	%(2)	1.34%	1.43%	1.40%	1.29%	1.25%
Expenses after custodian fee reduction	1.23	%(2)	1.24%	1.25%	1.10%	1.08%	1.06%
Net investment income	0.33	%(2)	1.70%	1.90%	0.81%	0.71%	0.51%
Portfolio Turnover	41%		124%	114%	155%	35%	34%
Total Return(1)	20.52%		20.02%	24.59%	(2.72)%	-	-
Net assets, end of period (000's omitted)	$115,762		$95,456	$71,829	$61,196	$79,118	$169,181

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

19

Greater China Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the overthe-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

20

Greater China Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

D  Financial Futures Contracts - Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other - Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

J  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average

21

Greater China Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005 the adviser fee amounted to $392,299. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2005, the administrative fee amounted to $129,615. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $44,689,513 and $41,411,160, respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$83,620,179
Gross unrealized appreciation	$30,494,906
Gross unrealized depreciation	(1,815,450)
Net unrealized appreciation	$28,679,456

The unrealized appreciation on foreign currency is $13,169.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2005.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

22

Eaton Vance Greater China Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Greater China Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Greater China Growth Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
Pamela Chan
Vice President and
Portfolio Manager
James B. Hawkes
Vice President and Trustee
William Raleigh Kerr
Vice President and
Assistant Treasurer
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Edward K.Y. Chen Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

23

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Greater China Growth Fund
and Administrator of Greater China Growth Portfolio
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Greater China Growth Portfolio
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Greater China Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

406-4/05	CGSRC

EATON VANCE®
Managed Investments

Semiannual Report February 28, 2005

EATON VANCE GROWTH FUND

IMPORTANT NOTICES REGARDING PRIVACY,

DELIVERY OF SHAREHOLDER DOCUMENTS,

PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

• Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

• None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

• Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

• We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Growth Fund as of February 28, 2005

I N V E S T M E N T U P D ATE

Arieh Coll

Portfolio Manager

The Fund

The Past Six Months

• During the six months ended February 28, 2005, the Fund’s Class A shares had a total return of 20.30%. This return was the result of an increase in net asset value (NAV) per share to $7.29 on February 28, 2005 from $6.06 on August 31, 2004.(1)

• The Fund’s Class B shares had a total return of 19.83% during the period, the result of an increase in NAV per share to $13.78 from $11.50.1

• The Fund’s Class C shares had a total return of 19.80% during the period, the result of an increase in NAV per share to $11.92 from $9.95.1

• For comparison, the S&P 500 Index had a total return of 9.99% during the period.2 The Lipper Mid-Cap Growth Index had a total return of 16.30% during the period.(2)

Management Discussion

• For the six months ended February 28, 2005, Eaton Vance Growth Fund had strong performance, outpacing its benchmark, the S&P 500 Index, as well as the Lipper Mid-Cap Growth Index.2

• U.S. equity markets extended their recent advance during this period. The market was driven primarilyby the U.S. economy’s slow-but-steady recovery and by an improving employment picture.

• As we have noted in previous reports, individual stock selection tends to be the primary contributor to relative returns for the Fund; the six-month period ended February 28, 2005 was no exception. Themajority of the Fund’s outperformance was attributable to strong stock selection across most sectors – information technology, telecommunications services, and consumer staples in particular.

• One of the Portfolio’s largest positions, a semiconductor manufacturer, had a very strong run during the six months ended February 28, 2005. In the telecom industry, the Portfolio’s wireless holdings also performed quite well during the period. And in consumer staples, drugstore retailers contributed to the Fund’s returns, as did a major personal products manufacturer that was the target of a recent takeover.

• Sector weightings versus the Fund’s benchmark tended not to be as large a factor as stock selection. There was, however, one exception: telecommunications services, in which the Portfolio’s relative overweightingresulted in positive returns for the Fund.

• The consumer discretionary sector was one area where the Fund’s performance lagged somewhat. Stock selection also played a role here: because the Portfolio did not own one of the stocks that led the sector’s rally, and another consumer-related holding underperformed, the Fund’s returns in this sector were constrained.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be lower.

(2) It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

Eaton Vance Growth Fund as of February 28, 2005

F U N D P E R F O R M A N C E

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	7.68%	6.99%	7.00%
Five Years	-1.36	-2.14	-2.15
Ten Years	7.66	6.71	6.09
Life of Fund†	9.24	6.70	6.28
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.53%	1.99%	6.00%
Five Years	-2.53	-2.49	-2.15
Ten Years	7.03	6.71	6.09
Life of Fund†	9.12	6.70	6.28

†Inception Dates – Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94

* Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent  ferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class C shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Investments by Sector**

By net assets

Information Technology	27.46%
Telecommunications	10.59%
Financials	9.64%
Consumer Discretionary	9.18%
Materials	8.45%
Industrials	8.45%
Consumer Staples	7.39%
Health Care	7.33%
Energy	6.93%
Utilities	0.43%

** As of February 28, 2005. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Growth Fund as of February 28, 2005

F U N D E X P E N S E S

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 — February 28, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Growth Fund

	Beginning Account Value (9/1/04)	Ending Account Value (2/28/05)	Expenses Paid During Period* (9/1/04 – 2/28/05)

Actual
Class A	$1,000.00	$1,202.97	$7.10
Class B	$1,000.00	$1,198.27	$11.17
Class C	$1,000.00	$1,198.00	$11.17

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.51
Class B	$1,000.00	$1,014.60	$10.24
Class C	$1,000.00	$1,014.60	$10.24

* Expenses are equal to the Fund’s annualized expense ratio of 1.30% for Class A shares, 2.05% for Class B shares, and 2.05% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investment in Growth Portfolio, at value (identified cost, $105,925,802)	$129,927,893
Receivable for Fund shares sold	50,177
Total assets	$129,978,070
Liabilities
Payable for Fund shares redeemed	$197,352
Payable to affiliate for distribution and service fees	49,908
Accrued expenses	66,479
Total liabilities	$313,739
Net Assets	$129,664,331
Sources of Net Assets
Paid-in capital	$119,824,903
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(13,515,646)
Accumulated net investment loss	(647,017)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	24,002,091
Total	$129,664,331
Class A Shares
Net Assets	$110,192,742
Shares Outstanding	15,109,623
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.29
Maximum Offering Price Per Share (100 ÷ 94.25 of $7.29)	$7.73
Class B Shares
Net Assets	$12,485,773
Shares Outstanding	905,967
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$13.78
Class C Shares
Net Assets	$6,985,816
Shares Outstanding	585,920
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$11.92
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $577)	$194,118
Interest allocated from Portfolio	34,967
Expenses allocated from Portfolio	(461,281)
Net investment loss from Portfolio	$(232,196)
Expenses
Trustees' fees and expenses	$1,777
Distribution and service fees Class A	131,947
Class B	60,051
Class C	33,393
Transfer and dividend disbursing agent fees	104,000
Registration fees	39,458
Custodian fee	15,825
Legal and accounting services	15,701
Printing and postage	10,317
Miscellaneous	2,352
Total expenses	$414,821
Net investment loss	$(647,017)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$8,300,984
Foreign currency transactions	(2,213)
Net realized gain	$8,298,771
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$14,863,724
Foreign currency	1,490
Net change in unrealized appreciation (depreciation)	$14,865,214
Net realized and unrealized gain	$23,163,985
Net increase in net assets from operations	$22,516,968

See notes to financial statements

5

Eaton Vance Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment loss	$(647,017)	$(898,966)
Net realized gain from investment transactions and foreign currency transactions	8,298,771	14,135,953
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,865,214	(18,222,401)
Net increase (decrease) in net assets from operations	$22,516,968	$(4,985,414)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$3,530,702	$11,134,135
Class B	1,212,670	6,153,590
Class C	484,124	3,643,134
Cost of shares redeemed Class A	(7,987,410)	(12,069,262)
Class B	(1,867,432)	(4,048,830)
Class C	(733,170)	(1,837,986)
Net asset value of shares exchanged Class A	247,383	3,621,667
Class B	(247,383)	(3,621,667)
Net increase (decrease) in net assets from Fund share transactions	$(5,360,516)	$2,974,781
Net increase (decrease) in net assets	$17,156,452	$(2,010,633)
Net Assets
At beginning of period	$112,507,879	$114,518,512
At end of period	$129,664,331	$112,507,879
Accumulated net investment loss included in net assets
At end of period	$(647,017)	$-

See notes to financial statements

6

Eaton Vance Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$6.060		$6.310	$4.760	$6.270	$10.360	$9.950
Income (loss) from operations
Net investment loss	$(0.032)		$(0.039)	$(0.057)	$(0.057)	$(0.049)	$(0.020)
Net realized and unrealized gain (loss)	1.262		(0.211)	1.607	(1.453)	(1.811)	0.771
Total income (loss) from operations	$1.230		$(0.250)	$1.550	$(1.510)	$(1.860)	$0.751
Less distributions
From net realized gain	$-		$-	$-	$-	$(2.230)	$(0.341)
Total distributions	$-		$-	$-	$-	$(2.230)	$(0.341)
Net asset value - End of period	$7.290		$6.060	$6.310	$4.760	$6.270	$10.360
Total Return(2)	20.30%		(3.96)%	32.56%	(24.08)%	(22.80)%	7.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$110,193		$95,214	$96,673	$80,121	$109,847	$164,388
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.30	%(4)	1.26%	1.38%	1.29%	1.23%	1.09%
Expenses after custodian fee reduction(3)	1.30	%(4)	1.26%	1.38%	1.29%	1.23%	1.09%
Interest expense(3)	-	(4)	0.01%	-	-	0.04%	0.01%
Net investment loss	(0.93	)%(4)	(0.60)%	(1.13)%	(0.99)%	(0.70)%	(0.21)%
Portfolio Turnover of the Portfolio	89%		276%	217%	282%	301%	274%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

7

Eaton Vance Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$11.500		$12.060	$9.170	$12.160	$18.140	$17.330
Income (loss) from operations
Net investment loss	$(0.109)		$(0.176)	$(0.182)	$(0.196)	$(0.195)	$(0.180)
Net realized and unrealized gain (loss)	2.389		(0.384)	3.072	(2.794)	(3.555)	1.331
Total income (loss) from operations	$2.280		$(0.560)	$2.890	$(2.990)	$(3.750)	$1.151
Less distributions
From net realized gain	$-		$-	$-	$-	$(2.230)	$(0.341)
Total distributions	$-		$-	$-	$-	$(2.230)	$(0.341)
Net asset value - End of period	$13.780		$11.500	$12.060	$9.170	$12.160	$18.140
Total Return(2)	19.83%		(4.64)%	31.52%	(24.59)%	(23.53)%	6.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,486		$11,247	$13,254	$6,972	$9,863	$16,178
Ratios (As a percentage of average daily net assets):
Expenses(3)	2.05	%(4)	2.01%	2.13%	2.04%	1.98%	1.94%
Expenses after custodian fee reduction(3)	2.05	%(4)	2.01%	2.13%	2.04%	1.98%	1.94%
Interest expense(3)	-	(4)	0.01%	-	-	0.04%	0.01%
Net investment loss	(1.68	)%(4)	(1.43)%	(1.87)%	(1.74)%	(1.44)%	(1.05)%
Portfolio Turnover of the Portfolio	89%		276%	217%	282%	301%	274%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

8

Eaton Vance Growth Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.950		$10.430	$7.930	$10.520	$16.000	$15.330
Income (loss) from operations
Net investment loss	$(0.094)		$(0.143)	$(0.157)	$(0.172)	$(0.172)	$(0.159)
Net realized and unrealized gain (loss)	2.064		(0.337)	2.657	(2.418)	(3.078)	1.170
Total income (loss) from operations	$1.970		$(0.480)	$2.500	$(2.590)	$(3.250)	$1.011
Less distributions
From net realized gain	$-		$-	$-	$-	$(2.230)	$(0.341)
Total distributions	$-		$-	$-	$-	$(2.230)	$(0.341)
Net asset value - End of period	$11.920		$9.950	$10.430	$7.930	$10.520	$16.000
Total Return(2)	19.80%		(4.60)%	31.53%	(24.62)%	(23.56)%	6.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,986		$6,048	$4,592	$2,491	$2,584	$2,774
Ratios (As a percentage of average daily net assets):
Expenses(3)	2.05	%(4)	2.01%	2.13%	2.04%	1.98%	1.94%
Expenses after custodian fee reduction(3)	2.05	%(4)	2.01%	2.13%	2.04%	1.98%	1.94%
Interest expense(3)	-	(4)	0.01%	-	-	0.04%	0.01%
Net investment loss	(1.68	)%(4)	(1.34)%	(1.87)%	(1.75)%	(1.48)%	(1.05)%
Portfolio Turnover of the Portfolio	89%		276%	217%	282%	301%	274%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of its Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

9

Eaton Vance Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at February 28, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no credit balances used to reduce the Fund's custodian fees for the six months ended February 28, 2005.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $20,657,943, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire August 31, 2010 ($15,034,769) and August 31, 2011 ($5,623,174). During the year ended August 31, 2004, capital loss carryovers of $14,919,641 were utilized to offset net realized gains.

E  Other - Investment transactions are accounted for on a trade-date basis.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and

10

Eaton Vance Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to pay dividends semiannually and to make at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the same class of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	516,230	1,709,183
Redemptions	(1,150,888)	(1,870,200)
Exchange from Class B shares	35,634	552,131
Net increase (decrease)	(599,024)	391,114

Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	89,949	499,050
Redemptions	(143,371)	(329,450)
Exchange to Class A shares	(18,825)	(290,120)
Net decrease	(72,247)	(120,520)
Class C	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	42,954	342,689
Redemptions	(65,072)	(174,757)
Net increase (decrease)	(22,118)	167,932

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2005, EVM earned $9,755 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,272 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's

11

Eaton Vance Growth Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $45,038 and $25,045 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At February 28, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $164,000 and $655,000 for Class B and Class C shares, respectively.

The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended February 28, 2005 amounted to $131,947, $15,013, and $8,348 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $14,000 and $2,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended February 28, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $5,463,834 and $11,557,022 respectively, for the six months ended February 28, 2005.

12

Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 99.8%
Security	Shares	Value
Broadcasting - 1.3%
Central European Media Enterprises, Ltd.(1)	36,000	$1,639,080
		$1,639,080
Building Materials - 0.6%
Eagle Materials, Inc.	9,000	$751,770
		$751,770
Business Services-Miscellaneous - 3.6%
Cintas Corp.	15,000	$656,700
Greenfield Online, Inc.(1)	39,738	669,188
HouseValues, Inc.(1)	63,931	764,615
Sotheby's Holdings, Inc., Class A(1)	138,000	2,459,160
ZipRealty, Inc.(1)	11,200	173,264
		$4,722,927
Communications Services - 1.6%
Citizens Communications Co.	158,000	$2,107,720
		$2,107,720
Computer Software & Services - 0.6%
Kanbay International, Inc.(1)	16,858	$384,531
Ness Technologies, Inc.(1)	28,442	373,728
		$758,259
Computers and Business Equipment - 0.8%
Apple Computer, Inc.(1)	24,000	$1,076,640
		$1,076,640
Drugs - 3.2%
American Pharmaceutical Partners, Inc.(1)	39,000	$2,038,140
Flamel Technologies SA ADR(1)	70,000	1,118,600
Ligand Pharmaceuticals, Inc., Class B(1)	101,000	989,800
		$4,146,540
Education - 2.4%
EVCI Career Colleges Holding Corp.(1)	117,000	$930,150
ITT Educational Services, Inc.(1)	15,000	730,350
Laureate Education, Inc.(1)	34,700	1,505,633
		$3,166,133

Security	Shares	Value
Energy Services - 0.4%
Ormat Technologies, Inc.(1)	36,100	$560,272
		$560,272
Financial Services - 7.6%
Banco Latinoamericano de Exportaciones S.A.	59,000	$1,303,310
Coinstar, Inc.(1)	75,000	1,755,750
Commerce Bancorp, Inc.	19,000	1,164,320
Doral Financial Corp.	30,000	1,189,800
E*Trade Financial Corp.(1)	200,000	2,654,000
MarketAxess Holdings, Inc.(1)	12,500	148,125
NETeller PLC(1)	68,000	807,947
OptionsXpress Holdings, Inc.(1)	7,900	136,275
Student Loan Corp., (The)	3,400	670,820
		$9,830,347
Gaming - 2.7%
Sportingbet PLC(1)	575,000	$3,571,928
		$3,571,928
Gaming Equipment - 3.6%
Mikohn Gaming Corp.(1)	98,000	$1,203,440
WMS Industries, Inc.(1)	117,400	3,520,826
		$4,724,266
Generic Drugs - 2.0%
Taro Pharmaceutical Industries, Ltd.(1)	93,000	$2,625,390
		$2,625,390
Hardware-Networking - 3.9%
Atheros Communications, Inc.(1)	311,000	$4,270,030
RADWARE, Ltd.(1)	32,500	841,100
		$5,111,130
Insurance - 4.0%
Montpelier Re Holdings, Ltd.	64,000	$2,592,000
PMI Group, Inc., (The)	64,000	2,576,000
		$5,168,000
Internet Services - 5.4%
Arbinet - Thexchange, Inc.(1)	12,400	$302,560
Ariba, Inc.(1)	51,909	472,891

See notes to financial statements

13

Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Internet Services (continued)
Ask Jeeves, Inc.(1)	60,895	$1,392,060
CheckFree Corp.(1)	47,300	1,822,942
Google, Inc., Class A(1)	6,000	1,127,940
PlanetOut, Inc.(1)	138,300	1,362,255
SeeBeyond Technology Corp.(1)	135,000	513,000
Shopping.com, Ltd.(1)	4,800	78,624
		$7,072,272
Medical Products - 2.2%
Align Technology, Inc.(1)	308,000	$2,331,560
I-Flow Corp.(1)	28,160	480,691
		$2,812,251
Metal Processors & Fabricator - 4.7%
GrafTech International, Ltd.(1)	130,000	$1,201,200
Precision Castparts Corp.	24,000	1,806,240
United States Steel Corp.	49,000	3,055,640
		$6,063,080
Metals-Industrial - 3.2%
Cia Vale do Rio Doce ADR	120,000	$4,200,000
		$4,200,000
Mining - 2.3%
Bema Gold Corp.(1)	425,000	$1,262,250
Gammon Lake Resources, Inc.(1)	50,000	287,000
Ivanhoe Mines, Ltd.(1)	190,000	1,499,100
		$3,048,350
Oil and Gas-Exploration and Production - 7.0%
Halliburton Co.	46,000	$2,022,620
Input/Output, Inc.(1)	245,000	1,808,100
Niko Resources, Ltd.	25,000	1,297,185
Southwestern Energy Co.(1)	22,000	1,342,000
Valero Energy Corp.	10,000	712,400
Vintage Petroleum, Inc.	50,000	1,484,500
Williams Co., Inc. (The)	21,000	395,430
		$9,062,235

Security	Shares	Value
Personal Products - 1.6%
Estee Lauder Co., Inc., (The), Class A	25,000	$1,099,500
Gillette Co., (The)	20,000	1,005,000
		$2,104,500
Retail - 1.9%
Nu Skin Enterprises, Inc., Class A	30,000	$669,900
Tweeter Home Entertainment Group, Inc.(1)	307,300	1,779,267
		$2,449,167
Retail-Food and Drug - 5.3%
CVS Corp.	64,000	$3,189,120
Triarc Cos., Inc., Class B	86,000	1,290,000
Walgreen Co.	55,000	2,355,650
		$6,834,770
Retail-Specialty - 1.3%
Big Lots, Inc.(1)	52,000	$606,840
RONA, Inc.(1)	25,487	1,026,778
		$1,633,618
Semiconductors - 11.9%
Cirrus Logic, Inc.(1)	251,000	$1,174,680
Intel Corp.	84,000	2,014,320
NVIDIA Corp.(1)	340,000	9,856,600
ON Semiconductor Corp.(1)	72,409	328,737
Sigmatel, Inc.(1)	34,000	1,417,460
Standard Microsystems Corp.(1)	36,000	631,080
		$15,422,877
Telecommunication Equipment - 4.2%
ECI Telecom, Ltd.(1)	85,000	$640,900
Research In Motion, Ltd.(1)	72,200	4,773,142
		$5,414,042
Telecommunication Services - 9.5%
America Movil S.A. de C.V. ADR	40,000	$2,348,000
NII Holdings, Inc., Class B(1)	159,000	9,097,980
NTL, Inc.(1)	13,331	865,048
		$12,311,028

See notes to financial statements

14

Growth Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Tobacco - 1.0%
Loews Corp. - Carolina Group	41,000	$1,342,340
		$1,342,340
Total Common Stocks (identified cost $105,730,336)		$129,730,932
Total Investments - 99.8% (identified cost $105,730,336)		$129,730,932
Other Assets, Less Liabilities - 0.2%		$196,985
Net Assets - 100.0%		$129,927,917

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

15

Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $105,730,336)	$129,730,932
Receivable for investments sold	4,062,084
Interest and dividends receivable	60,687
Tax reclaim receivable	3,578
Total assets	$133,857,281
Liabilities
Payable for investments purchased	$3,584,466
Demand note payable	300,000
Due to bank	20,476
Accrued expenses	24,422
Total liabilities	$3,929,364
Net Assets applicable to investors' interest in Portfolio	$129,927,917
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$105,925,831
Net unrealized appreciation (computed on the basis of identified cost)	24,002,086
Total	$129,927,917

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $577)	$194,118
Interest	34,967
Total investment income	$229,085
Expenses
Investment adviser fee	$391,941
Trustees' fees and expenses	3,776
Custodian fee	44,153
Legal and accounting services	18,281
Interest expense	1,474
Miscellaneous	4,175
Total expenses	$463,800
Deduct - Preliminary reduction of investment adviser fee	$2,519
Total expense reductions	$2,519
Net expenses	$461,281
Net investment loss	$(232,196)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$8,300,987
Foreign currency transactions	(2,213)
Net realized gain	$8,298,774
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$14,863,725
Foreign currency	1,490
Net change in unrealized appreciation (depreciation)	$14,865,215
Net realized and unrealized gain	$23,163,989
Net increase in net assets from operations	$22,931,793

See notes to financial statements

16

Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment loss	$(232,196)	$(111,442)
Net realized gain from investment transactions and foreign currency transactions	8,298,774	14,135,954
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,865,215	(18,222,403)
Net increase (decrease) in net assets from operations	$22,931,793	$(4,197,891)
Capital transactions - Contributions	$5,463,834	$21,038,376
Withdrawals	(11,557,022)	(18,246,860)
Net increase (decrease) in net assets from capital transactions	$(6,093,188)	$2,791,516
Net increase (decrease) in net assets	$16,838,605	$(1,406,375)
Net Assets
At beginning of period	$113,089,312	$114,495,687
At end of period	$129,927,917	$113,089,312

See notes to financial statements

17

Growth Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.74	%(1)	0.74%	0.77%	0.75%	0.73%	0.72%
Expenses after custodian fee reduction	0.74	%(1)	0.74%	0.77%	0.75%	0.73%	0.72%
Interest expense	-	(1)	0.01%	-	-	0.04%	0.01%
Net investment income (loss)	(0.37	)%(1)	(0.09)%	(0.52)%	(0.44)%	(0.20)%	0.16%
Portfolio Turnover	89%		276%	217%	282%	301%	274%
Total Return(2)	20.61%		(3.47)%	33.37%	(23.66)%	-	-
Net assets, end of period (000's omitted)	$129,928		$113,089	$114,496	$89,799	$122,467	$183,553

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

18

Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C  Income Taxes - The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. There were no credit balances used to reduce the Portfolio's custodian fees for the six months ended February 28, 2005.

19

Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the six months ended February 28, 2005, the fee amounted to $391,941. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2005, no significant amounts have been deferred. Effective May 24, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended February 28, 2005, BMR waived $2,519 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $108,006,736 and $110,216,241 respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$105,730,336
Gross unrealized appreciation	$26,702,049
Gross unrealized depreciation	(2,701,453)
Net unrealized appreciation	$24,000,596

The net unrealized appreciation on foreign currency was $1,490 at February 28, 2005.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2005, the Portfolio

20

Growth Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

had a balance outstanding pursuant to this line of credit of $300,000. The Portfolio did not have any significant borrowings during the six months ended February 28, 2005.

6  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At February 28, 2005, the Portfolio's payment due to IBT pursuant to the foregoing arrangement was $20,476.

21

Eaton Vance Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

22

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Investment Adviser of Growth Portfolio

Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Growth Fund

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter

Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Growth Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment  objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

444-4/05	GFSRC

Semiannual Report February 28, 2005
EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•                  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•                  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•                  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•                  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it’s underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

INVESTMENT UPDATE

Samuel D. Isaly Lead Portfolio Manager

The Fund

The Past Six Months

•        During the six months ended February 28, 2005, the Fund’s Class A shares had a total return of 0.10%. This return was the result of an increase in net asset value (NAV) per share to $9.89 on February 28, 2005 from $9.88 on August 31, 2004.(1)

•        The Fund’s Class B shares had a total return of -0.28% during the period, the result of a decrease in NAV per share to $10.49 from $10.52.(1)

•        The Fund’s Class C shares had a total return of -0.23% during the period, the result of a decrease in NAV per share to $8.68 from $8.70.(1)

•        The Fund’s Class R shares had a total return of 0.00% during the period, the result of an unchanged NAV per share of $10.28.(1)

•        For comparison, the S&P 500 Index had a total return of 9.99% during the period, while the Morgan Stanley Capital International World Index had a total return of 15.03%. Funds in the Lipper Health and Biotech Classification, had an average total return of 5.38% during the period.(2)

Management Discussion

•        For the six months ended February 28, 2005, Eaton Vance Worldwide Health Sciences Fund’s performance lagged that of its U.S. and global benchmarks.

•        While equity markets generally extended their recent advance during the period, driven primarily by a slow-but-steady global economic recovery, the universe of health care stocks did not participate as fully in the advance. During the first half of the period, concerns about the outcome of the U.S. presidential election restrained industry returns. Ongoing issues with the FDA – still without a full-time commissioner – remained through out the period.

•        Another major factor during the six months was the struggle of large-cap pharmaceutical stocks to recover from a major drug company’s withdrawal of its COX-2 inhibitor pain-killer product from the market, due to an increased risk of cardiovascular side effects. However, in February 2005, the sector received a boost from a positive FDA panel meeting on COX-2 inhibitors. The panel voted and narrowly agreed that the overall risk versus benefit profile for all approved COX-2 inhibitors supported marketing in the US. This vote inspired a rally in pharma stock prices towards the end of the reporting period.

•        While the Fund had no exposure to the company in terms of direct stock ownership, and thus averted further share price declines, the removal of the drug from the market held back the Fund’s returns, as its other major pharmaceutical holdings declined during the period due to the ripple effect of increased drug approval scrutiny.

•        The Portfolio’s biotechnology stocks generally performed well through the end of 2004, bolstered by positive research news and new product approvals. In the first two months of 2005, however, share prices declined, prompted by profit-taking in January and a major multiple sclerosis drug being removed from the market in February. While the Portfolio had a large position in the company that produced the drug, the blow was softened somewhat by its holdings in a competing biotech company, which rose in value.

•        We are pleased to announce that as of January 1, 2005, the management team of Worldwide Health Sciences Portfolio has expanded. Joining Sam Isaly, who has managed the Portfolio since its inception, are: Sven Borho, CFA, founding general partner of OrbiMed Advisors, LLC; Richard Klemm, Ph.D., CFA, biotechnology analyst; Geoffrey Hsu, CFA, MBA, biotechnology analyst; and Trevor Polischuk, Ph.D., MBA, a global pharmaceutical analyst. The expansion of the team highlights both the Fund’s global and industry research scope and Orbimed’s unique combination of financial and scientific expertise.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)              These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be lower. There is generally no sales charge for Class R shares. Class A shares and Class R shares redeemed or exchanged within 3 months of settlement of purchase are subject to a 1% redemption fee.

(2)              It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C	Class R
Average Annual Total Returns (at net asset value)
One Year	-6.08%	-6.76%	-6.77%	-6.29
Five Years	2.91	2.14	2.15	N/A
Ten Years	17.19	N/A	N/A	N/A
Life of Fund†	15.57	12.56	12.71	1.87

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-11.46%	-11.42%	-7.70%	-7.23
Five Years	1.70	1.77	2.15	N/A
Ten Years	16.50	N/A	N/A	N/A
Life of Fund†	15.23	12.56	12.71	1.87

†Inception Dates – Class A: 7/26/85; Class B: 9/23/96; Class C:1/5/98; Class R: 9/8/03

*                 Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charge was deducted, the performance would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class C shares reflect the applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. There is generally no sales charge for Class R shares. Class A shares and Class R shares redeemed or exchanged within 3 months of settlement of purchase are subject to a 1% redemption fee.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Common Stock Regional Distribution**

By net assets

Common Stock Sector Distribution**

By net assets

**                                  As of February 28, 2005. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 – February 28, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Worldwide Health Sciences Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(9/1/04)	(2/28/05)	(9/1/04 – 2/28/05)

Actual
Class A	$1,000.00	$1,001.00	$7.79
Class B	$1,000.00	$997.20	$11.49
Class C	$1,000.00	$997.70	$11.49
Class R	$1,000.00	$1000.00	$9.03

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,017.00	$7.85
Class B	$1,000.00	$1,013.30	$11.58
Class C	$1,000.00	$1,013.30	$11.58
Class R	$1,000.00	$1,015.80	$9.10

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.57% for Class A shares, 2.32% for Class B shares, 2.32% for Class C shares, and 1.82% for Class R shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $2,196,838,903)	$2,377,892,662
Receivable for Fund shares sold	5,083,094
Total assets	$2,382,975,756
Liabilities
Payable for Fund shares redeemed	$10,200,226
Payable to affiliate for distribution and service fees	357,365
Accrued expenses	1,247,695
Total liabilities	$11,805,286
Net Assets	$2,371,170,470
Sources of Net Assets
Paid-in capital	$2,226,251,552
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(18,352,800)
Accumulated net investment loss	(17,782,041)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	181,053,759
Total	$2,371,170,470
Class A Shares
Net Assets	$1,183,058,846
Shares Outstanding	119,606,130
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.89
Maximum Offering Price Per Share (100 ÷ 94.25 of $9.89)	$10.49
Class B Shares
Net Assets	$709,357,880
Shares Outstanding	67,613,748
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.49
Class C Shares
Net Assets	$476,792,090
Shares Outstanding	54,934,674
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.68
Class R Shares
Net Assets	$1,961,654
Shares Outstanding	190,776
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.28
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $118,699)	$6,297,532
Interest allocated from Portfolio	765,319
Expenses allocated from Portfolio	(10,150,985)
Net investment loss from Portfolio	$(3,088,134)
Expenses
Management fee	$2,688,505
Trustees' fees and expenses	1,305
Distribution and service fees Class A	1,530,775
Class B	3,787,928
Class C	2,481,444
Class D	5,404
Class R	3,866
Transfer and dividend disbursing agent fees	3,018,948
Printing and postage	239,759
Registration fees	59,700
Legal and accounting services	48,228
Custodian fee	22,174
Miscellaneous	89,046
Total expenses	$13,977,082
Deduct - Reduction of management fee	$2,678
Total expense reductions	$2,678
Net expenses	$13,974,404
Net investment loss	$(17,062,538)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$31,443,939
Foreign currency transactions	(13,546)
Net realized gain	$31,430,393
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(14,615,333)
Foreign currency	113,013
Net change in unrealized appreciation (depreciation)	$(14,502,320)
Net realized and unrealized gain	$16,928,073
Net decrease in net assets from operations	$(134,465)

See notes to financial statements

5

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment loss	$(17,062,538)	$(36,035,658)
Net realized gain (loss) from investment and foreign currency transactions	31,430,393	107,974,179
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(14,502,320)	31,475,512
Net increase (decrease) in net assets from operations	$(134,465)	$103,414,033
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$140,400,857	$442,688,271
Class B	23,382,111	122,754,376
Class C	45,776,758	160,385,145
Class D	-	5,482,804
Class R	921,574	1,863,513
Cost of shares redeemed Class A	(199,485,723)	(267,574,285)
Class B	(75,289,047)	(98,215,479)
Class C	(67,065,570)	(75,224,288)
Class D	(62,875)	(2,449,990)
Class R	(541,995)	(236,773)
Net asset value of shares exchanged Class A	13,593,520	14,777,588
Class B	(13,593,520)	(14,777,588)
Net asset value of shares merged Class B	19,806,407	-
Class D	(19,806,407)	-
Redemption Fees	17,707	69,223
Net increase (decrease) in net assets from Fund share transactions	$(131,946,203)	$289,542,517
Net increase (decrease) in net assets	$(132,080,668)	$392,956,550
Net Assets
At beginning of period	$2,503,251,138	$2,110,294,588
At end of period	$2,371,170,470	$2,503,251,138
Accumulated net investment loss included in net assets
At end of period	$(17,782,041)	$(719,503)

See notes to financial statements

6

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.880		$9.360		$7.640	$10.280	$12.330	$6.160
Income (loss) from operations
Net investment loss	$(0.050)		$(0.109)		$(0.096)	$(0.082)	$(0.094)	$(0.114)
Net realized and unrealized gain (loss)	0.060		0.629		1.816	(2.108)	(1.447)	6.758
Total income (loss) from operations	$0.010		$0.520		$1.720	$(2.190)	$(1.541)	$6.644
Less distributions
From net realized gain	$-		$-		$-	$(0.450)	$(0.509)	$(0.474)
Total distributions	$-		$-		$-	$(0.450)	$(0.509)	$(0.474)
Redemption fees	$0.000	(2)	$0.000	(2)	$0.000 (2)	$-	$-	$-
Net asset value - End of period	$9.890		$9.880		$9.360	$7.640	$10.280	$12.330
Total Return(3)	0.10%		5.56%		22.51%	(21.87)%	(13.08)%	116.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,183,059		$1,226,740		$985,769	$772,283	$783,176	$418,904
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.57	%(5)†	1.80	%†	1.99%	1.69%	1.71%	1.79%
Net expenses after custodian fee reduction(4)	1.57	%(5)†	1.79	%†	1.97%	1.67%	1.69%	1.74%
Net investment loss	(1.00	)%(5)†	(1.08	)%†	(1.18)%	(0.90)%	(0.89)%	(1.29)%
Portfolio Turnover of the Portfolio	3%		13%		27%	38%	24%	31%

†  The operating expenses of the Fund and the Portfolio reflect a reduction of the management and administration fees. Had such actions not been taken, the ratios and net investment loss per share would have been the same.

(1)  Net investment loss and redemption fees per share was computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.520		$10.040		$8.260	$11.150	$13.670	$7.060
Income (loss) from operations
Net investment loss	$(0.093)		$(0.197)		$(0.169)	$(0.164)	$(0.190)	$(0.198)
Net realized and unrealized gain (loss)	0.063		0.677		1.949	(2.276)	(1.589)	7.520
Total income (loss) from operations	$(0.030)		$0.480		$1.780	$(2.440)	$(1.779)	$7.322
Less distributions
From net realized gain	$-		$-		$-	$(0.450)	$(0.741)	$(0.712)
Total distributions	$-		$-		$-	$(0.450)	$(0.741)	$(0.712)
Redemption fees	$0.000	(2)	$0.000	(2)	$-	$-	$-	$-
Net asset value - End of period	$10.490		$10.520		$10.040	$8.260	$11.150	$13.670
Total Return(3)	(0.28)%		4.78%		21.55%	(22.43)%	(13.75)%	114.93%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$709,358		$756,367		$712,385	$593,993	$621,963	$411,280
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.32	%(5)†	2.55	%†	2.74%	2.44%	2.45%	2.54%
Net expenses after custodian fee reduction(4)	2.32	%(5)†	2.54	%†	2.72%	2.42%	2.43%	2.49%
Net investment loss	(1.75	)%(5)†	(1.84	)%†	(1.93)%	(1.66)%	(1.64)%	(2.03)%
Portfolio Turnover of the Portfolio	3%		13%		27%	38%	24%	31%

†  The operating expenses of the Fund and the Portfolio reflect a reduction of the management and administration fees. Had such actions not been taken, the ratios and net investment loss per share would have been the same.

(1)  Net investment loss and redemption fees per share was computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total retun is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$8.700		$8.300		$6.830	$9.310	$11.530	$6.070
Income (loss) from operations
Net investment loss	$(0.077)		$(0.163)		$(0.140)	$(0.134)	$(0.158)	$(0.182)
Net realized and unrealized gain (loss)	0.057		0.563		1.610	(1.896)	(1.321)	6.354
Total income (loss) from operations	$(0.020)		$0.400		$1.470	$(2.030)	$(1.479)	$6.172
Less distributions
From net realized gain	$-		$-		$-	$(0.450)	$(0.741)	$(0.712)
Total distributions	$-		$-		$-	$(0.450)	$(0.741)	$(0.712)
Redemption fees	$0.000	(2)	$0.000	(2)	$-	$-	$-	$-
Net asset value - End of period	$8.680		$8.700		$8.300	$6.830	$9.310	$11.530
Total Return(3)	(0.23)%		4.82%		21.52%	(22.46)%	(13.70)%	114.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$476,792		$499,058		$396,330	$310,766	$266,628	$128,973
Ratios (As a percentage of average daily net assets):
Net expenses(4)	2.32	%(5)†	2.55	%†	2.74%	2.44%	2.46%	2.53%
Net expenses after custodian fee reduction(4)	2.32	%(5)†	2.54	%†	2.72%	2.42%	2.44%	2.48%
Net investment loss	(1.75	)%(5)†	(1.83	)%†	(1.93)%	(1.65)%	(1.64)%	(2.02)%
Portfolio Turnover of the Portfolio	3%		13%		27%	38%	24%	31%

†  The operating expenses of the Fund and the Portfolio reflect a reduction of the management and administration fees. Had such actions not been taken, the ratios and net investment loss per share would have been the same.

(1)  Net investment loss and redemption fees per share was computed using average shares outstanding.

(2)  Amounts represent less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total retun is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended February 28, 2005 (Unaudited)(1)		Year Ended August 31, 2004(1)(2)
Net asset value - Beginning of period	$10.280		$10.000
Income (loss) from operations
Net investment loss	$(0.063)		$(0.133)
Net realized and unrealized gain	0.063		0.412
Total income from operations	$-		$0.279
Redemption fees	$0.000	(3)	$0.001
Net asset value - End of period	$10.280		$10.280
Total Return(4)	0.00%		2.80%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,962		$1,594
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.82	%(6)†	2.05	%(6)†
Net expenses after custodian fee reduction(5)	1.82	%(6)†	2.04	%(6)†
Net investment loss	(1.22	)%(6)†	(1.29	)%(6)†
Portfolio Turnover of the Portfolio	3%		13%

†  The operating expenses of the Fund and the Portfolio reflect a reduction of the management and administration fees. Had such actions not been taken, the ratios and net investment loss per share would have been the same.

(1)  Net investment loss and redemption fees per share was computed using average shares outstanding.

(2)  For the period from the commencement of offering of Class R shares, September 8, 2003 to August 31, 2004.

(3)  Amounts represent less than $0.0005 per share.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annual basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

10

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class R shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund previously offered Class D shares. Such offering was discontinued during the six months ended February 28, 2005. At the close of business on September 10, 2004, the Class D shares were merged into Class B shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gains on investments. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $49,539,114 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire as follows: $46,712,321 on August 31, 2011 and $2,826,793 on August 31, 2010. At August 31, 2004, net currency losses of $579,229 attributable to foreign currency transactions incurred after October 31, 2003 are treated as arising on the first day of the Fund's current taxable year ended August 31, 2005.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

11

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Redemption Fees - Upon the redemption or exchange of shares held by Class A and Class R shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

I  Other - Investment transactions are accounted for on a trade-date basis.

J  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carryover from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Fund's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. Effective March 15, 2004, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Fund. EVM agreed to reduce its fee to the annual rate of 0.183% of average net assets of $2 billion but less than $2.5 billion and 0.167% of average net assets of $2.5 billion or more. For the six months ended February 28, 2005, the fee was equivalent to 0.22% (annualized) of the Fund's average daily net assets and amounted to $2,688,505. Pursuant to the Fee Reduction Agreement, EVM reduced its fee in the amount of $2,678 for the six months ended February 28, 2005. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended February 28, 2005, EVM earned $219,494 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $254,552 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2005. EVD also received from the Fund approximately $68,800 in fees for share repurchase transactions for the six months ended February 28, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.

4  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be

12

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	13,888,494	44,193,553
Redemptions	(19,774,397)	(26,836,524)
Exchange from Class B shares	1,356,395	1,442,917
Net increase (decrease)	(4,529,508)	18,799,946
Class B	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	2,179,892	11,468,107
Redemptions	(7,026,805)	(9,194,030)
Exchange to Class A shares	(1,277,164)	(1,350,966)
Merged from Class D	1,847,613	-
Net increase (decrease)	(4,276,464)	923,111
Class C	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
Sales	5,160,932	18,112,157
Redemptions	(7,563,366)	(8,500,862)
Net increase (decrease)	(2,402,434)	9,611,295
Class D	Six Months Ended February 28, 2005 (Unaudited)(2)	Year Ended August 31, 2004
Sales	-	580,145
Redemptions	(6,715)	(263,953)
Merged to Class B	(2,103,283)	-
Net increase (decrease)	(2,109,998)	316,192
Class R	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004(1)
Sales	87,528	177,618
Redemptions	(51,754)	(22,616)
Net increase	35,774	155,002

(1)  For the period September 8, 2003 to August 31, 2004.

(2)  Offering of Class D shares was discontinued during the six months ended February 28, 2005 (see Note 1).

Redemptions or exchanges of Class A and Class R shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended February 28, 2005 and for the year ended August 31, 2004, the Fund received $17,707 and $69,223, respectively, in redemption fees on Class A shares. For the period from the start of business, September 8, 2003 to February 28, 2005, the Fund received no redemption fees on Class R shares.

5  Distribution Plans

Each Class of the Fund has in effect a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan in effect for Class D shares (Class D plan) was terminated by the trustees effective September 10, 2004. The Plans require that the Class A shares and the Class R shares will pay a monthly distribution fee to EVD in an amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares and Class R shares. EVD may pay up to the entire amount of the Class A and Class R distribution fees to investment dealers for providing personal services to shareholders. For the six months ended February 28, 2005, the Class A and Class R shares paid or accrued $1,530,775 and $1,933, respectively, payable to EVD. The Plans require the Class B, Class C and Class D shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to each class. With respect to Class B, Class C and Class D, each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25% and 5% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,840,946, $1,861,083 and $4,053 for Class B, Class C and Class D shares, respectively, payable to EVD for the six months ended February 28, 2005, representing 0.75% of the average daily net assets for Class B, Class C and Class D shares, respectively. At February 28, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $24,824,000 and $44,488,000 for Class B and Class C shares, respectively.

13

Eaton Vance Worldwide Health Sciences Fund as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Plans authorize the Class B, Class C, Class D and Class R shares to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the average daily net assets attributable to Class B, Class C, Class D and Class R shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 2005 amounted to $946,982, $620,361, $1,351 and $1,933 for Class B, Class C, Class D and Class R shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended February 28, 2005, the Fund was informed that EVD received approximately $4,200, $1,382,000, $60,000 and $3,010 of CDSC paid by shareholders for Class A, Class B, Class C and Class D shares, respectively.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 2005 aggregated $209,759,733 and $351,106,651, respectively.

14

Worldwide Health Sciences Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.67%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe - 16.54%(1)
Altana AG	1,750,000	$108,229,616	4.55%
Novartis AG	3,615,000	181,389,755	7.63%
Serono SA	140,000	103,731,420	4.36%
		$393,350,791	16.54%
Major Capitalization-Far East - 11.28%(1)
Chugai Pharmaceuticals Co., Ltd.	4,249,700	$62,257,407	2.62%
Fujisawa Pharmaceutical Co., Ltd.	3,800,000	95,401,068	4.01%
Takeda Chemical Industries, Ltd.	2,300,000	110,614,325	4.65%
		$268,272,800	11.28%
Major Capitalization-North America - 37.44%(1)
Amgen, Inc.(2)	2,341,000	$144,229,010	6.07%
Genentech, Inc.(2)	1,900,000	89,680,000	3.77%
Genzyme Corp.(2)	2,398,800	134,548,692	5.66%
Lilly (Eli) & Co.	1,812,000	101,472,000	4.27%
MedImmune, Inc.(2)	4,041,000	97,307,280	4.09%
Pfizer, Inc.	5,000,000	131,450,000	5.53%
Schering-Plough Corp.	5,500,000	104,225,000	4.38%
Wyeth Corp.	2,138,500	87,293,570	3.67%
		$890,205,552	37.44%
Specialty Capitalization-Europe - 0.62%
Berna Biotech AG(2)	1,702,812	$14,789,416	0.62%
		$14,789,416	0.62%
Specialty Capitalization-North America - 31.79%
Abgenix, Inc.(2)	4,000,000	$33,040,000	1.39%
Acadia Pharmaceuticals, Inc.(2)	90,000	675,900	0.03%
Acadia Pharmaceuticals, Inc.(2)(3)(4)	531,606	3,933,884	0.17%
Affymetrix, Inc.(2)	2,700,000	115,371,000	4.85%
Biogen Idec, Inc.(2)	1,851,600	71,564,340	3.01%
Biovail Corp.(2)	2,052,000	32,914,080	1.38%
Enzon Pharmaceuticals, Inc.(2)	3,100,000	33,325,000	1.40%
Exelixis, Inc.(2)	3,100,000	22,041,000	0.93%
Gen-Probe, Inc.(2)	2,100,000	106,911,000	4.50%
Given Imaging Ltd.(2)(3)(4)	485,000	15,190,200	0.64%
Human Genome Sciences, Inc.(2)	5,195,000	57,976,200	2.44%
IVAX Corp.(2)	1,812,000	28,973,880	1.22%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America (continued)
Ligand Pharmaceuticals, Inc., Class B(2)	4,050,000	$39,690,000	1.67%
Memory Pharmaceuticals Corp.(2)(4)	289,628	1,477,103	0.06%
NPS Pharmaceuticals, Inc.(2)	3,149,500	45,163,830	1.90%
OSI Pharmaceuticals, Inc.(2)	1,225,000	66,921,750	2.81%
Pharmacopeia Drug Discovery, Inc.(2)	583,000	2,845,040	0.12%
Savient Pharmaceuticals, Inc.(2)	1,701,000	4,881,870	0.21%
Tanox, Inc.(2)	2,788,000	31,030,440	1.30%
Transkaryotic Therapies, Inc.(2)	1,817,000	41,863,680	1.76%
		$755,790,197	31.79%
Total Common Stocks (identified cost $2,139,707,410)		$2,322,408,756
Preferred Stocks - 0.03%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America - 0.03%
Predix Pharmaceuticals Holdings, Inc. Series AB(2)(3)(4)	646,000	$142,379	0.01%
Predix Pharmaceuticals Holdings, Inc. Series C(2)(3)(4)	2,337,565	515,199	0.02%
		$657,578	0.03%
Total Preferred Stocks (identified cost $3,015,199)		$657,578
Options - 0.00%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America - 0.00%
Orchid BioSciences, Inc. Options, Exp. 7/24/11, 12/21/11(2)(3)	2,898	$689	0.00%
		$689	0.00%
Total Options (identified cost $0)		$689

See notes to financial statements

15

Worldwide Health Sciences Portfolio as of February 28, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Warrants - 0.03%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America - 0.03%
Given Imaging Warrants, Exp. 9/15/11(2)(3)(4)	1,283	$35,899	0.00%
Predix Pharmaceuticals Holdings, Inc. Series AB Warrants, Exp. 8/9/09(2)(3)(4)	3,252,806	683,089	0.03%
Total Warrants (at amortized cost, $0)		$718,988
Short-Term Investments - 2.13%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
General Electric Capital Corp., 2.60%, 3/1/05	48,785	$48,785,000	2.05%
Investors Bank and Trust Company Time Deposit, 2.60%, 3/1/05	2,000	2,000,000	0.08%
Total Short-Term Investments (at amortized cost, $50,785,000)		$50,785,000
Total Investments (identified cost $2,193,507,609)		$2,374,571,011	99.86%
Other Assets, Less Liabilities		$3,321,876	0.14%
Net Assets		$2,377,892,887	100.00%

(1)  Major capitalization is defined as market value of $5 billion or more.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Restricted security.

See notes to financial statements

16

Worldwide Health Sciences Portfolio as of February 28, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2005

Assets
Investments, at value (identified cost, $2,193,507,609)	$2,374,571,011
Interest and dividends receivable	2,774,165
Tax reclaim receivable	625,216
Total assets	$2,377,970,392
Liabilities
Due to bank	$17,923
Accrued expenses	59,582
Total liabilities	$77,505
Net Assets applicable to investors' interest in Portfolio	$2,377,892,887
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,196,772,071
Net unrealized appreciation (computed on the basis of identified cost)	181,120,816
Total	$2,377,892,887

Statement of Operations

For the Six Months Ended
February 28, 2005

Investment Income
Dividends (net of foreign taxes, $118,699)	$6,297,532
Interest	765,319
Total investment income	$7,062,851
Expenses
Investment adviser fee	$7,002,103
Administration fee	2,691,757
Trustees' fees and expenses	12,063
Custodian fee	373,012
Legal and accounting services	21,901
Miscellaneous	53,016
Total expenses	$10,153,852
Deduct - Reduction of administration fee	$2,865
Total expense reductions	$2,865
Net expenses	$10,150,987
Net investment loss	$(3,088,136)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$31,443,941
Foreign currency transactions	(13,546)
Net realized gain	$31,430,395
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(14,615,334)
Foreign currency	113,014
Net change in unrealized appreciation (depreciation)	$(14,502,320)
Net realized and unrealized gain	$16,928,075
Net increase in net assets from operations	$13,839,939

See notes to financial statements

17

Worldwide Health Sciences Portfolio as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2005 (Unaudited)	Year Ended August 31, 2004
From operations - Net investment loss	$(3,088,136)	$(9,023,393)
Net realized gain (loss) from investment and foreign currency transactions	31,430,395	107,974,184
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(14,502,320)	31,575,101
Net increase in net assets from operations	$13,839,939	$130,525,892
Capital transactions - Contributions	$209,759,733	$735,669,885
Withdrawals	(351,106,651)	(469,043,233)
Net increase (decrease) in net assets from capital transactions	$(141,346,918)	$266,626,652
Net increase (decrease) in net assets	$(127,506,979)	$397,152,544
Net Assets
At beginning of period	$2,505,399,866	$2,108,247,322
At end of period	$2,377,892,887	$2,505,399,866

See notes to financial statements

18

Worldwide Health Sciences Portfolio - Supplemental Data as of February 28, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2005		Year Ended August 31,
	(Unaudited)		2004		2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	0.82	%(1)†	1.08	%†	1.16%	1.05%	1.05%	1.09%
Net expenses after custodian fee reduction	0.82	%(1)†	1.07	%†	1.15%	1.03%	1.03%	1.05%
Net investment loss	(0.25	)%(1)†	(0.37	)%†	(0.36)%	(0.26)%	(0.27)%	(0.64)%
Portfolio Turnover	3%		13%		27%	38%	24%	31%
Total Return(2)	0.49%		6.33%		23.51%	(21.37)%	-	-
Net assets, end of period (000's omitted)	$2,377,893		$2,504,717		$2,108,247	$1,687,538	$1,705,650	$962,712

†  The operating expenses of the Portfolio reflect a reduction of the administration fee. Had such action not been taken, the ratios would have been the same.

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

19

Worldwide Health Sciences Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2005 the Eaton Vance Worldwide Health Sciences Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

20

Worldwide Health Sciences Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Interim Financial Statements - The interim financial statements relating to February 28, 2005 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Advisory Fees, Administrator's Fees and Other Transactions with Affiliates

Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion, 0.55% of average net assets of $2 billion but less than $3 billion and 0.50% of average net assets in excess of $3 billion. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 2005, the total fee was equivalent to 0.56% (annualized) of the Portfolio's average daily net assets and amounted to $7,002,103. Effective March 28, 2005, OrbiMed agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between OrbiMed and the Portfolio. OrbiMed agreed to reduce its fee to the annual rate of 0.55% of average net assets of $2 billion but less than $2.5 billion and 0.50% of average net assets of $2.5 billion or more.

21

Worldwide Health Sciences Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. Effective March 15, 2004, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.183% of average net assets of $2 billion but less than $2.5 billion and 0.167% of average net assets of $2.5 billion or more. For the six months ended February 28, 2005, the administration fee was 0.22% (annualized) of average net assets and amounted to $2,691,757. Effective March 28, 2005, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.225% of the Portfolio's average daily net assets up to $500 million, 0.2083% of average net assets of $500 million but less than $1 billion, 0.1917% of average net assets of $1 billion but less than $1.5 billion, 0.1750% of average net assets of $1.5 billion but less than $2 billion, 0.1583% of average net assets of $2 billion but less than $2.5 billion and 0.1417% of average net assets of $2.5 billion or more. Pursuant to all Fee Reduction Agreements, EVM reduced its fee the the amount of $2,865 for the six months ended February 28, 2005.

Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2005, no significant amounts have been deferred.

3  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $82,351,776 and $166,498,091, respectively, for the six months ended February 28, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,193,507,609
Gross unrealized appreciation	$485,556,636
Gross unrealized depreciation	(304,493,234)
Net unrealized appreciation	$181,063,402

The net unrealized appreciation on foreign currency is $57,414.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the

22

Worldwide Health Sciences Portfolio as of February 28, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2005.

7  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to the Bank. At February 28, 2005, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $17,923.

8  Restricted Securities

At February 28, 2005, the Portfolio owned the following securities (representing 0.92% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Acadia Pharmaceuticals, Inc..	5/05/00 – 3/27/03	531,606	$4,500,000	$3,933,884
Given Imaging Ltd.	9/15/00	485,000	1,699,929	15,190,200
Memory Pharmaceuticals Corp.	6/21/00 – 3/04/02	289,628	1,950,001	1,477,103
			$8,149,930	$20,601,187

Preferred Stocks	Date of Acquisition	Shares/Face	Cost	Fair Value
Predix Pharmaceuticals
Holdings, Inc. Series AB	8/12/03 –
	8/06/04	646,000	$2,500,000	$142,379
Predix Pharmaceuticals Holdings, Inc. Series C	8/06/04	2,337,565	515,199	515,199
			$3,015,199	$657,578
Warrants
Given Imaging Warrants, Exp. 9/15/11	8/15/01	1,283	$0	$35,899
Predix Pharmaceuticals Holdings, Inc. Warrants Exp. 8/9/09	8/06/04	3,252,806	0	683,089
			$-	$718,988
			$11,165,129	$21,977,753

8  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2005, there were no outstanding obligations under these financial instruments.

23

Eaton Vance Worldwide Health Sciences Fund

INVESTMENT MANAGEMENT

Eaton Vance Worldwide Health Sciences Fund

Officers Thomas E. Faust, Jr. President Gregory L. Coleman Vice President James A. Womack Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

Worldwide Health Sciences Portfolio

Officers Samuel D. Isaly President Duncan W. Richardson Vice President Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout

24

This Page Intentionally Left Blank

Sponsor and Manager of Eaton Vance Worldwide Health Sciences Fund
and Administrator of Worldwide Health Sciences Portfolio

Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors LLC

767 3rd Avenue
New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Worldwide Health Sciences Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

426-4/05	HSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	April 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer

Date:	April 21, 2005

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	April 21, 2005